GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.6%
Aerospace & Defense – 0.2%
11,782 HEICO Corp. $ 2,843,468
Automobile Components – 0.2%
17,569 Lear Corp. 2,144,121
Automobiles – 2.4%
132,953 Tesla, Inc.* 30,854,403
Biotechnology – 1.8%
68,480 Natera, Inc.* 7,011,667
99,955 Neurocrine Biosciences, Inc.* 14,150,630
31,670 Viking Therapeutics, Inc.* 1,805,190
22,967,487
Broadline Retail – 5.5%
380,398 Amazon.com, Inc.* 71,126,818
Capital Markets – 1.4%
35,452 Ameriprise Financial, Inc. 15,246,842
5,695 Coinbase Global, Inc., Class A* 1,277,730
3,137 Morningstar, Inc. 996,468
7,051 Stifel Financial Corp. 625,212
18,146,252
Chemicals – 1.1%
64,214 Ecolab, Inc. 14,813,528
Commercial Services & Supplies – 1.2%
21,122 Cintas Corp. 16,135,941
Construction & Engineering – 1.1%
42,633 Comfort Systems USA, Inc. 14,172,062
Consumer Staples Distribution & Retail – 3.3%
35,649 Costco Wholesale Corp. 29,303,478
81,464 Target Corp. 12,253,000
41,556,478
Diversified Consumer Services – 0.4%
89,079 H&R Block, Inc. 5,161,237
Entertainment – 1.9%
39,931 Netflix, Inc.* 25,090,644
Financial Services – 1.4%
95,606 Equitable Holdings, Inc. 4,169,378
22,325 Fiserv, Inc.* 3,651,700
8,958 Mastercard, Inc., Class A 4,153,914
25,373 Visa, Inc., Class A 6,740,845
18,715,837
Ground Transportation – 2.3%
57,779 Old Dominion Freight Line, Inc. 12,143,990
275,782 Uber Technologies, Inc.* 17,779,666
29,923,656
Health Care Equipment & Supplies – 0.6%
47,455 Penumbra, Inc.* 7,929,256
Health Care Providers & Services – 1.2%
1,099 Chemed Corp. 626,606
13,388 Tenet Healthcare Corp.* 2,004,183
57,654 Universal Health Services, Inc.,
Class B 12,324,119
14,954,908
Shares Description Value
aa
Common Stocks – (continued)
Hotel & Resort REITs – 0.0%
27,348 Park Hotels & Resorts, Inc. REIT $ 411,861
Hotels, Restaurants & Leisure – 2.3%
17,962 Airbnb, Inc., Class A* 2,506,777
362,629 Carnival Corp.* 6,041,399
31,131 Cava Group, Inc.* 2,621,853
43,527 Texas Roadhouse, Inc. 7,600,249
30,593 Wingstop, Inc. 11,438,111
30,208,389
Insurance – 1.7%
15,211 Kinsale Capital Group, Inc. 6,952,492
72,639 Progressive Corp. (The) 15,553,462
22,505,954
Interactive Media & Services – 12.6%
217,645 Alphabet, Inc., Class A 37,334,823
369,228 Alphabet, Inc., Class C 63,931,828
128,867 Meta Platforms, Inc., Class A 61,189,918
11,793 Pinterest, Inc., Class A* 376,786
162,833,355
IT Services – 1.4%
7,197 Cloudflare, Inc., Class A* 557,767
33,645 Gartner, Inc.* 16,862,538
17,420,305
Leisure Products – 0.4%
75,107 Hasbro, Inc. 4,841,397
Life Sciences Tools & Services – 1.6%
48,196 IQVIA Holdings, Inc.* 11,867,301
22,626 Medpace Holdings, Inc.* 8,654,898
20,522,199
Machinery – 1.2%
62,790 Illinois Tool Works, Inc. 15,526,711
Media – 0.5%
73,160 Trade Desk, Inc. (The), Class A* 6,575,621
Personal Care Products – 0.6%
42,344 elf Beauty, Inc.* 7,307,728
Pharmaceuticals – 3.2%
30,824 Eli Lilly & Co. 24,790,818
57,276 Johnson & Johnson 9,041,017
60,420 Merck & Co., Inc. 6,835,315
3,558 Zoetis, Inc. 640,582
41,307,732
Residential REITs – 0.3%
15,670 AvalonBay Communities, Inc.
REIT 3,211,096
Semiconductors & Semiconductor Equipment – 14.6%
236,483 Broadcom, Inc. 37,998,089
11,340 KLA Corp. 9,333,614
1,101,364 NVIDIA Corp. 128,881,615
74,137 QUALCOMM, Inc. 13,415,090
189,628,408
Software – 16.7%
9,203 Adobe, Inc.* 5,076,835
48,843 Confluent, Inc., Class A* 1,222,052

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Additional Investment Information
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
29,827 Crowdstrike Holdings, Inc.,
Class A* $ 6,918,671
45,662 Datadog, Inc., Class A* 5,316,883
29,393 HubSpot, Inc.* 14,609,203
11,354 Manhattan Associates, Inc.* 2,899,584
392,659 Microsoft Corp. 164,268,893
98,737 Nutanix, Inc., Class A* 4,987,206
20,863 Oracle Corp. 2,909,345
2,847 Pegasystems, Inc. 198,493
4,590 ServiceNow, Inc.* 3,738,050
12,634 Smartsheet, Inc., Class A* 605,927
18,757 Zscaler, Inc.* 3,364,068
216,115,210
Specialty Retail – 1.4%
25,454 Burlington Stores, Inc.* 6,626,185
84,130 Ross Stores, Inc. 12,049,940
18,676,125
Technology Hardware, Storage & Peripherals – 13.1%
766,406 Apple, Inc. 170,203,444
TOTAL COMMON STOCKS
(Cost $712,631,322)
1,263,831,631
Shares Dividend Rate Value
aa
Investment Company – 1.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
12,360,128 5.220% $ 12,360,128
(Cost $12,360,128)
TOTAL INVESTMENTS – 98.6%
(Cost $724,991,450)
$ 1,276,191,759
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
18,652,214
NET ASSETS – 100.0%
$ 1,294,843,973
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 70 09/20/24 $ 19,453,000 $ 290,255

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Aerospace & Defense – 3.5%
17,329 General Dynamics Corp. $ 5,176,346
5,715 Howmet Aerospace, Inc. 546,925
10,280 Northrop Grumman Corp. 4,978,810
6,658 Textron, Inc. 618,528
12,693 Woodward, Inc. 1,979,981
13,300,590
Air Freight & Logistics – 1.3%
38,632 United Parcel Service, Inc.,
Class B 5,036,454
Automobile Components – 1.3%
8,473 Aptiv PLC* 587,941
11,767 BorgWarner, Inc. 415,493
32,746 Lear Corp. 3,996,322
4,999,756
Automobiles – 0.2%
80,610 Ford Motor Co. 872,200
Banks – 3.7%
25,793 Bank of America Corp. 1,039,716
10,925 Cullen/Frost Bankers, Inc. 1,278,881
1,089 First Citizens BancShares, Inc.,
Class A 2,273,494
94,104 Huntington Bancshares, Inc. 1,406,855
27,070 JPMorgan Chase & Co. 5,760,496
10,363 Prosperity Bancshares, Inc. 751,525
33,148 US Bancorp 1,487,682
13,998,649
Beverages – 0.1%
1,189 Boston Beer Co., Inc. (The),
Class A* 333,170
Biotechnology – 3.1%
13,952 Biogen, Inc.* 2,974,566
75,039 Gilead Sciences, Inc. 5,707,466
952 Moderna, Inc.* 113,498
2,688 Regeneron Pharmaceuticals,
Inc.* 2,900,863
11,696,393
Building Products – 0.5%
25,945 Carrier Global Corp. 1,767,114
Capital Markets – 6.1%
36,470 Bank of New York Mellon Corp.
(The) 2,373,103
24,984 CME Group, Inc. 4,839,650
1,322 Coinbase Global, Inc., Class A* 296,604
15,570 Franklin Resources, Inc. 356,086
49,956 Morgan Stanley 5,155,959
13,201 Raymond James Financial, Inc. 1,531,316
96,489 Robinhood Markets, Inc., Class
A* 1,984,779
54,154 State Street Corp. 4,601,465
26,058 Stifel Financial Corp. 2,310,563
23,449,525
Chemicals – 3.6%
22,850 Axalta Coating Systems Ltd.* 814,602
30,225 Corteva, Inc. 1,695,623
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
2,386 International Flavors &
Fragrances, Inc. $ 237,359
14,050 Linde PLC 6,371,675
2,323 NewMarket Corp. 1,302,901
26,828 RPM International, Inc. 3,258,529
13,680,689
Commercial Services & Supplies – 0.7%
10,736 Clean Harbors, Inc.* 2,563,005
Communications Equipment – 0.2%
18,829 Cisco Systems, Inc. 912,265
Construction & Engineering – 0.4%
4,900 AECOM 443,989
8,830 MasTec, Inc.* 971,565
1,415,554
Consumer Finance – 2.5%
8,732 Ally Financial, Inc. 393,027
11,328 American Express Co. 2,866,437
18,388 Capital One Financial Corp. 2,783,943
1,745 Discover Financial Services 251,263
66,138 Synchrony Financial 3,359,149
9,653,819
Consumer Staples Distribution & Retail – 1.7%
20,479 Maplebear, Inc.* 706,321
33,578 Target Corp. 5,050,467
13,700 Walmart, Inc. 940,368
6,697,156
Containers & Packaging – 1.0%
8,163 Ball Corp. 521,045
15,775 Packaging Corp. of America 3,152,949
3,673,994
Diversified Consumer Services – 1.0%
5,808 Bright Horizons Family
Solutions, Inc.* 698,412
12,426 H&R Block, Inc. 719,962
30,057 Service Corp. International 2,401,855
3,820,229
Electric Utilities – 2.3%
25,229 Eversource Energy 1,637,614
136,375 PG&E Corp. 2,488,844
78,634 Xcel Energy, Inc. 4,582,790
8,709,248
Electrical Equipment – 3.2%
27,048 AMETEK, Inc. 4,692,287
18,114 Eaton Corp. PLC 5,520,966
26,634 nVent Electric PLC 1,934,427
12,147,680
Electronic Equipment, Instruments & Components – 0.6%
9,507 Corning, Inc. 380,375
15,628 Jabil, Inc. 1,760,807
2,141,182
Energy Equipment & Services – 0.6%
54,564 NOV, Inc. 1,136,022

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy Equipment & Services – (continued)
36,559 TechnipFMC PLC (United
Kingdom) $ 1,078,491
2,214,513
Entertainment – 1.0%
5,907 Netflix, Inc.* 3,711,663
Financial Services – 6.2%
10,663 Affirm Holdings, Inc.* 301,656
38,311 Berkshire Hathaway, Inc., Class
B* 16,799,373
13,200 Euronet Worldwide, Inc.* 1,346,268
32,554 Fiserv, Inc.* 5,324,858
23,772,155
Food Products – 0.7%
67,313 Darling Ingredients, Inc.* 2,674,345
Gas Utilities – 1.2%
35,608 Atmos Energy Corp. 4,553,551
Ground Transportation – 0.8%
996 JB Hunt Transport Services, Inc. 172,457
15,864 Landstar System, Inc. 3,018,126
3,190,583
Health Care Equipment & Supplies – 0.4%
7,805 Teleflex, Inc. 1,724,281
Health Care Providers & Services – 6.4%
7,217 Elevance Health, Inc. 3,839,661
16,713 Encompass Health Corp. 1,553,306
6,480 HCA Healthcare, Inc. 2,352,564
30,983 Quest Diagnostics, Inc. 4,408,881
20,673 Tenet Healthcare Corp.* 3,094,748
8,156 UnitedHealth Group, Inc. 4,699,161
20,382 Universal Health Services, Inc.,
Class B 4,356,856
24,305,177
Health Care REITs – 1.2%
11,150 Alexandria Real Estate Equities,
Inc. REIT 1,307,783
43,298 Healthpeak Properties, Inc. REIT 944,762
64,611 Omega Healthcare Investors, Inc.
REIT 2,351,840
4,604,385
Hotel & Resort REITs – 0.7%
28,204 Host Hotels & Resorts, Inc.
REIT 493,852
157,229 Park Hotels & Resorts, Inc. REIT 2,367,869
2,861,721
Hotels, Restaurants & Leisure – 1.7%
18,210 Boyd Gaming Corp. 1,108,443
222,645 Carnival Corp.* 3,709,266
10,526 MGM Resorts International* 452,302
12,855 Wynn Resorts Ltd. 1,064,651
6,334,662
Household Durables – 1.7%
28,584 D.R. Horton, Inc. 5,143,119
Shares Description Value
aa
Common Stocks – (continued)
Household Durables – (continued)
8,760 Toll Brothers, Inc. $ 1,250,140
6,393,259
Household Products – 2.2%
52,362 Procter & Gamble Co. (The) 8,417,715
Industrial REITs – 1.4%
75,982 First Industrial Realty Trust, Inc.
REIT 4,157,735
25,630 Rexford Industrial Realty, Inc.
REIT 1,284,319
5,442,054
Insurance – 2.9%
3,927 Allstate Corp. (The) 671,988
3,560 First American Financial Corp. 215,665
11,954 MetLife, Inc. 918,665
7,896 Principal Financial Group, Inc. 643,603
7,012 Progressive Corp. (The) 1,501,409
22,563 Travelers Cos., Inc. (The) 4,883,536
18,183 Unum Group 1,046,068
20,370 W R Berkley Corp. 1,122,998
11,003,932
Interactive Media & Services – 0.4%
8,416 Alphabet, Inc., Class A 1,443,681
556 Meta Platforms, Inc., Class A 264,005
1,707,686
IT Services – 1.6%
9,132 International Business Machines
Corp. 1,754,622
23,649 VeriSign, Inc.* 4,422,600
6,177,222
Life Sciences Tools & Services – 1.6%
19,812 IQVIA Holdings, Inc.* 4,878,309
3,491 Medpace Holdings, Inc.* 1,335,377
6,213,686
Machinery – 5.0%
18,542 Illinois Tool Works, Inc. 4,585,066
7,573 Otis Worldwide Corp. 715,648
43,434 PACCAR, Inc. 4,285,198
9,641 Parker-Hannifin Corp. 5,410,144
25,552 Westinghouse Air Brake
Technologies Corp. 4,117,705
19,113,761
Media – 0.4%
5,076 Liberty Broadband Corp., Class
C* 342,072
111,699 Paramount Global, Class B
(a)
1,275,602
1,617,674
Metals & Mining – 0.4%
10,091 Royal Gold, Inc. 1,393,769
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
45,489 Starwood Property Trust, Inc.
REIT 907,506
Multi-Utilities – 0.5%
4,628 CMS Energy Corp. 299,895

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Multi-Utilities – (continued)
18,220 WEC Energy Group, Inc. $ 1,568,013
1,867,908
Office REITs – 0.1%
7,174 Cousins Properties, Inc. REIT 197,357
Oil, Gas & Consumable Fuels – 5.6%
38,010 Antero Midstream Corp. 545,824
6,378 Chevron Corp. 1,023,478
22,658 Chord Energy Corp. 3,889,472
53,857 ConocoPhillips 5,988,898
88,349 Devon Energy Corp. 4,155,054
38,260 Exxon Mobil Corp. 4,537,253
6,237 Marathon Petroleum Corp. 1,104,074
21,244,053
Pharmaceuticals – 5.3%
68,830 Bristol-Myers Squibb Co. 3,273,555
64,087 Johnson & Johnson 10,116,133
225,849 Pfizer, Inc. 6,897,428
20,287,116
Professional Services – 0.9%
15,609 FTI Consulting, Inc.* 3,402,294
Residential REITs – 3.1%
21,066 AvalonBay Communities, Inc.
REIT 4,316,845
38,877 Camden Property Trust REIT 4,305,628
38,739 Equity Residential REIT 2,697,397
3,985 Mid-America Apartment
Communities, Inc. REIT 556,983
11,876,853
Semiconductors & Semiconductor Equipment – 1.1%
136 KLA Corp. 111,938
1,749 MACOM Technology Solutions
Holdings, Inc.* 176,509
2,232 ON Semiconductor Corp.* 174,654
17,850 Texas Instruments, Inc. 3,638,008
4,101,109
Software – 1.6%
3,024 Crowdstrike Holdings, Inc.,
Class A* 701,447
153 HubSpot, Inc.* 76,046
5,068 Microsoft Corp. 2,120,198
112 MicroStrategy, Inc., Class A* 180,817
28,554 Nutanix, Inc., Class A* 1,442,262
11,558 Oracle Corp. 1,611,763
6,132,533
Specialized REITs – 0.4%
9,185 Extra Space Storage, Inc. REIT 1,466,110
Specialty Retail – 2.2%
27,855 CarMax, Inc.* 2,352,076
10,367 Lowe’s Cos., Inc. 2,545,202
25,767 Ross Stores, Inc. 3,690,608
8,587,886
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.0%
17,796 Apple, Inc. $ 3,952,136
Textiles, Apparel & Luxury Goods – 0.6%
13,213 Ralph Lauren Corp. 2,320,071
Tobacco – 0.7%
24,396 Philip Morris International, Inc. 2,809,443
Trading Companies & Distributors – 0.2%
4,201 Ferguson PLC 935,353
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $330,558,739)
378,384,194
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
1,089,050 5.220% 1,089,050
(Cost $1,089,050)
TOTAL INVESTMENTS – 99.3%
(Cost $331,647,789)
$ 379,473,244
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
2,707,221
NET ASSETS – 100.0%
$ 382,180,465
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.6%
Aerospace & Defense – 0.2%
14,245 AerSale Corp.* $ 96,011
17,090 Kratos Defense & Security
Solutions, Inc.* 385,209
4,847 Park Aerospace Corp. 64,998
105,203 Rocket Lab USA, Inc.* 551,264
1,097,482
Automobile Components – 1.9%
92,250 American Axle & Manufacturing
Holdings, Inc.* 685,418
4,133 Cooper-Standard Holdings, Inc.* 61,086
5,975 Fox Factory Holding Corp.* 319,005
231,269 Goodyear Tire & Rubber Co.
(The)* 2,705,847
44,929 Holley, Inc.* 177,020
28,860 Modine Manufacturing Co.* 3,395,668
19,368 Phinia, Inc. 865,749
46,002 Solid Power, Inc.* 86,484
4,358 Stoneridge, Inc.* 73,258
871 Visteon Corp.* 100,635
8,470,170
Banks – 10.4%
27,475 Amalgamated Financial Corp. 873,980
32,907 Ameris Bancorp 2,003,707
18,643 Axos Financial, Inc.* 1,361,125
15,297 BancFirst Corp. 1,643,357
33,673 Bancorp, Inc. (The)* 1,745,608
37,053 BankUnited, Inc. 1,427,282
8,894 Banner Corp. 526,703
2,103 Business First Bancshares, Inc. 53,458
16,061 Byline Bancorp, Inc. 450,511
43,997 Cadence Bank 1,446,181
6,775 Capital City Bank Group, Inc. 240,513
125,500 Capitol Federal Financial, Inc. 793,160
3,202 Civista Bancshares, Inc. 57,476
1,262 Community Financial System,
Inc. 77,840
6,122 Community Trust Bancorp, Inc. 310,508
89,851 CVB Financial Corp. 1,712,560
1,451 Equity Bancshares, Inc., Class A 58,766
6,945 First Bancorp, Inc. (The) 195,502
61,156 First BanCorp. (Puerto Rico) 1,311,796
3,367 First Bancshares, Inc. (The) 112,188
49,867 First Commonwealth Financial
Corp. 901,595
25,568 First Financial Bankshares, Inc. 983,345
4,722 First Internet Bancorp 174,997
37,860 Hancock Whitney Corp. 2,072,078
69,320 Hanmi Financial Corp. 1,414,128
64,299 Heritage Financial Corp. 1,489,808
3,612 Home Bancorp, Inc. 159,362
10,786 Home BancShares, Inc. 305,567
2,460 HomeTrust Bancshares, Inc. 87,256
6,512 Hope Bancorp, Inc. 85,698
14,336 Independent Bank Corp. 919,654
6,333 Independent Bank Corp. 219,692
28,002 International Bancshares Corp. 1,888,455
19,992 Kearny Financial Corp. 143,942
6,385 Metrocity Bankshares, Inc. 201,830
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
36,276 National Bank Holdings Corp.,
Class A $ 1,519,239
18,159 Northeast Community Bancorp,
Inc. 413,662
1,544 Northrim BanCorp, Inc. 105,610
35,121 OFG Bancorp (Puerto Rico) 1,595,196
27,595 Old Second Bancorp, Inc. 466,907
7,872 Park National Corp. 1,393,029
22,687 PCB Bancorp 437,179
16,351 Preferred Bank 1,407,167
15,581 Provident Financial Services, Inc. 288,872
45,712 Renasant Corp. 1,572,036
9,607 ServisFirst Bancshares, Inc. 770,866
4,536 Sierra Bancorp 131,952
43,690 Southside Bancshares, Inc. 1,528,713
7,030 Stock Yards Bancorp, Inc. 437,407
27,336 Texas Capital Bancshares, Inc.* 1,806,910
4,325 Timberland Bancorp, Inc. 132,129
2,242 Tompkins Financial Corp. 141,111
39,394 TrustCo Bank Corp. 1,402,820
11,715 UMB Financial Corp. 1,195,164
11,190 Veritex Holdings, Inc. 280,533
33,371 WesBanco, Inc. 1,063,867
9,270 Westamerica BanCorp 500,209
46,040,206
Beverages – 0.4%
80,745 Primo Water Corp. 1,770,738
Biotechnology – 8.5%
55,666 89bio, Inc.* 509,901
99,153 ACADIA Pharmaceuticals, Inc.* 1,885,890
47,118 Akebia Therapeutics, Inc.* 65,023
22,824 Akero Therapeutics, Inc.* 610,085
14,675 Allogene Therapeutics, Inc.* 43,144
43,978 Altimmune, Inc.*
(a)
279,700
36,404 Amicus Therapeutics, Inc.* 375,325
19,497 Annexon, Inc.* 124,976
2,609 Apogee Therapeutics, Inc.* 127,058
10,489 Arcturus Therapeutics Holdings,
Inc.* 246,072
2,694 Arcus Biosciences, Inc.* 44,209
105,726 Ardelyx, Inc.* 586,779
1,930 Arrowhead Pharmaceuticals,
Inc.* 55,121
182,626 Aurinia Pharmaceuticals, Inc.
(Canada)* 1,073,841
20,490 Beam Therapeutics, Inc.* 648,304
61,975 BioCryst Pharmaceuticals, Inc.* 451,178
8,595 Biomea Fusion, Inc.*
(a)
47,874
25,135 Blueprint Medicines Corp.* 2,722,120
8,730 Bridgebio Pharma, Inc.* 226,543
24,511 C4 Therapeutics, Inc.* 164,224
3,374 Cabaletta Bio, Inc.* 23,955
26,167 Caribou Biosciences, Inc.* 60,707
28,671 Catalyst Pharmaceuticals, Inc.* 494,288
29,418 Celldex Therapeutics, Inc.* 1,121,120
1,526 CG oncology, Inc.* 50,892
6,497 Cogent Biosciences, Inc.* 61,267
27,594 Coherus Biosciences, Inc.* 42,495

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
12,243 Day One Biopharmaceuticals,
Inc.* $ 175,197
57,134 Denali Therapeutics, Inc.* 1,392,356
62,052 Design Therapeutics, Inc.* 316,465
8,981 Dyne Therapeutics, Inc.* 385,375
63,807 Editas Medicine, Inc.* 345,196
45,602 Generation Bio Co.* 152,311
45,165 Heron Therapeutics, Inc.* 134,140
19,441 Ideaya Biosciences, Inc.* 836,935
4,765 Immunovant, Inc.* 138,519
14,840 Insmed, Inc.* 1,079,610
35,685 Intellia Therapeutics, Inc.* 935,304
68,774 iTeos Therapeutics, Inc.* 1,209,735
4,188 Janux Therapeutics, Inc.* 170,033
4,995 Keros Therapeutics, Inc.* 250,549
2,851 Kiniksa Pharmaceuticals
International PLC* 75,837
20,144 Kodiak Sciences, Inc.* 58,619
3,617 Krystal Biotech, Inc.* 754,000
13,406 Kura Oncology, Inc.* 278,979
23,526 Larimar Therapeutics, Inc.* 197,383
2,681 Lexeo Therapeutics, Inc.* 33,647
106,541 MannKind Corp.* 613,676
10,714 MeiraGTx Holdings PLC* 56,034
7,815 Nkarta, Inc.* 50,250
8,754 Novavax, Inc.* 112,139
12,038 Nurix Therapeutics, Inc.* 263,391
18,716 Nuvalent, Inc., Class A* 1,496,157
7,698 ORIC Pharmaceuticals, Inc.* 86,218
83,968 Poseida Therapeutics, Inc.* 296,407
4,853 Praxis Precision Medicines, Inc.* 280,067
19,399 Protagonist Therapeutics, Inc.* 726,299
16,227 Prothena Corp. PLC (Ireland)* 377,765
69,874 PTC Therapeutics, Inc.* 2,365,235
62,544 RAPT Therapeutics, Inc.* 196,388
7,624 Recursion Pharmaceuticals, Inc.,
Class A* 62,517
115,633 Relay Therapeutics, Inc.* 950,503
26,726 REVOLUTION Medicines, Inc.* 1,219,775
1,250 Rhythm Pharmaceuticals, Inc.* 60,262
35,826 Rocket Pharmaceuticals, Inc.* 866,989
17,448 Sage Therapeutics, Inc.* 191,056
9,798 Solid Biosciences, Inc.* 87,398
6,821 SpringWorks Therapeutics, Inc.* 244,942
179,954 Sutro Biopharma, Inc.* 714,417
143,130 Taysha Gene Therapies, Inc.* 316,317
30,363 Tenaya Therapeutics, Inc.* 106,270
92,924 TG Therapeutics, Inc.* 1,836,178
11,771 Twist Bioscience Corp.* 656,939
8,062 Tyra Biosciences, Inc.* 178,654
16,261 Vera Therapeutics, Inc.* 594,990
4,669 Veracyte, Inc.* 112,056
120,343 Verve Therapeutics, Inc.* 842,401
22,707 Vir Biotechnology, Inc.* 230,703
11,309 Xencor, Inc.* 230,930
37,485,604
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – 0.2%
75,236 Savers Value Village, Inc.* $ 766,655
Capital Markets – 1.9%
8,102 Brightsphere Investment Group,
Inc. 212,191
15,063 Moelis & Co., Class A 1,024,284
68,923 Open Lending Corp.* 434,215
34,252 Patria Investments Ltd., Class A
(Cayman Islands) 445,619
12,669 Piper Sandler Cos. 3,462,184
6,821 PJT Partners, Inc., Class A 906,784
16,864 StoneX Group, Inc.* 1,405,446
1,660 Virtus Investment Partners, Inc. 375,160
8,265,883
Chemicals – 2.3%
94,254 Arcadium Lithium PLC (Jersey)* 299,728
33,422 Aspen Aerogels, Inc.* 682,143
1,003 Hawkins, Inc. 104,212
35,626 HB Fuller Co. 3,070,961
11,340 Ingevity Corp.* 520,392
22,892 Innospec, Inc. 3,002,057
11,707 Minerals Technologies, Inc. 917,595
59,494 Orion SA (Germany) 1,464,742
10,061,830
Commercial Services & Supplies – 2.6%
33,285 ABM Industries, Inc. 1,849,315
66,432 CECO Environmental Corp.* 1,939,814
1,256 Cimpress PLC (Ireland)* 114,635
34,032 Deluxe Corp. 829,700
50,339 Ennis, Inc. 1,200,082
75,526 Enviri Corp.* 892,717
153,327 Healthcare Services Group, Inc.* 1,752,528
11,570 Montrose Environmental Group,
Inc.* 368,967
12,467 UniFirst Corp. 2,425,330
10,271 Viad Corp.* 341,511
11,714,599
Communications Equipment – 0.9%
233,882 Infinera Corp.* 1,389,259
110,584 NetScout Systems, Inc.* 2,250,385
19,955 Viavi Solutions, Inc.* 160,438
3,800,082
Construction & Engineering – 2.9%
3,186 Construction Partners, Inc., Class
A* 205,975
11,912 Dycom Industries, Inc.* 2,185,971
45,022 Fluor Corp.* 2,165,558
38,731 Great Lakes Dredge & Dock
Corp.* 365,233
11,042 IES Holdings, Inc.* 1,700,137
19,987 Limbach Holdings, Inc.* 1,273,572
13,510 Matrix Service Co.* 136,721
40,451 Primoris Services Corp. 2,284,268
24,696 Sterling Infrastructure, Inc.* 2,873,627
13,191,062
Construction Materials – 0.7%
34,455 Knife River Corp.* 2,739,862

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Construction Materials – (continued)
4,330 Summit Materials, Inc., Class A* $ 180,907
3,045 United States Lime & Minerals,
Inc. 258,977
3,179,746
Consumer Finance – 1.5%
32,501 Encore Capital Group, Inc.* 1,642,926
20,754 Enova International, Inc.* 1,794,598
50,261 Green Dot Corp., Class A* 480,495
5,636 Moneylion, Inc.* 388,433
47,635 Navient Corp. 781,690
3,220 PRA Group, Inc.* 85,813
2,926 PROG Holdings, Inc. 131,846
16,245 Regional Management Corp. 531,211
20,233 Upstart Holdings, Inc.* 565,108
2,285 World Acceptance Corp.* 279,044
6,681,164
Consumer Staples Distribution & Retail – 0.2%
3,383 Sprouts Farmers Market, Inc.* 337,928
5,108 Weis Markets, Inc. 385,398
723,326
Diversified Consumer Services – 1.2%
146,469 Coursera, Inc.* 1,362,162
14,056 European Wax Center, Inc., Class
A* 131,986
25,181 Frontdoor, Inc.* 993,642
191 Graham Holdings Co., Class B 147,996
29,699 OneSpaWorld Holdings Ltd.
(Bahamas)* 477,857
19,680 Strategic Education, Inc. 2,074,272
5,187,915
Diversified REITs – 0.3%
40,508 American Assets Trust, Inc.
REIT 1,074,272
56,917 Armada Hoffler Properties, Inc.
REIT 676,174
1,750,446
Diversified Telecommunication Services – 0.7%
7,569 AST SpaceMobile, Inc.*
(a)
156,527
24,240 Liberty Latin America Ltd., Class
A (Puerto Rico)* 254,035
865,360 Lumen Technologies, Inc.* 2,725,884
3,136,446
Electrical Equipment – 2.2%
6,846 American Superconductor
Corp.* 165,399
45,087 Array Technologies, Inc.* 474,315
7,512 Atkore, Inc. 1,014,120
31,323 Bloom Energy Corp., Class A*
(a)
424,113
32,515 Enovix Corp.*
(a)
468,541
47,042 Fluence Energy, Inc.* 770,548
171,354 FuelCell Energy, Inc.*
(a)
86,774
52,334 GrafTech International Ltd.* 40,198
15,128 NEXTracker, Inc., Class A* 743,390
13,108 NuScale Power Corp.*
(a)
133,964
22,575 Plug Power, Inc.* 55,760
3,817 Powell Industries, Inc. 700,916
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
235,735 Shoals Technologies Group, Inc.,
Class A* $ 1,532,277
28,602 Sunrun, Inc.* 501,393
58,381 Thermon Group Holdings, Inc.* 1,915,481
29,779 TPI Composites, Inc.*
(a)
126,859
15,932 Vicor Corp.* 670,896
9,824,944
Electronic Equipment, Instruments & Components – 3.9%
15,936 Badger Meter, Inc. 3,285,366
4,541 Bel Fuse, Inc., Class B 337,260
9,060 Belden, Inc. 839,771
8,894 Benchmark Electronics, Inc. 425,756
15,783 Fabrinet (Thailand)* 3,481,098
25,850 Itron, Inc.* 2,673,924
136,271 Knowles Corp.* 2,489,671
5,043 Napco Security Technologies,
Inc. 281,450
27,224 nLight, Inc.* 328,594
8,359 Ouster, Inc.* 109,754
23,224 Sanmina Corp.* 1,749,464
20,277 TTM Technologies, Inc.* 392,968
26,982 Vishay Precision Group, Inc.* 925,213
17,320,289
Energy Equipment & Services – 1.7%
21,388 Archrock, Inc. 443,373
6,751 Borr Drilling Ltd. (Mexico)* 46,244
40,635 ChampionX Corp. 1,392,155
29,846 Dril-Quip, Inc.* 516,933
4,199 Nabors Industries Ltd.* 431,783
2,306 Noble Corp. PLC 108,889
17,293 Oceaneering International, Inc.* 519,136
24,086 Patterson-UTI Energy, Inc. 264,705
21,680 SEACOR Marine Holdings, Inc.* 300,485
5,750 Seadrill Ltd. (Norway)* 316,308
27,246 Tidewater, Inc.* 2,696,264
103,201 Transocean Ltd.* 597,534
7,633,809
Entertainment – 0.8%
29,429 AMC Entertainment Holdings,
Inc., Class A*
(a)
156,268
7,478 Cinemark Holdings, Inc.* 176,331
164,651 Eventbrite, Inc., Class A* 805,143
57,761 Madison Square Garden
Entertainment Corp.* 2,280,982
3,418,724
Financial Services – 2.6%
4,852 Alerus Financial Corp. 108,927
89,611 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 2,897,124
47,801 Flywire Corp.* 875,236
50,696 I3 Verticals, Inc., Class A* 1,242,559
17,995 International Money Express,
Inc.* 399,669
54,915 Marqeta, Inc., Class A* 295,992
10,410 Merchants Bancorp 468,450
15,343 Mr Cooper Group, Inc.* 1,379,029

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
14,394 NCR Atleos Corp.* $ 462,767
23,221 NMI Holdings, Inc., Class A* 913,746
83,715 Pagseguro Digital Ltd., Class A
(Brazil)* 1,069,878
221,460 Payoneer Global, Inc.* 1,224,674
13,982 Remitly Global, Inc.* 184,702
10,460 Repay Holdings Corp.* 100,625
11,623,378
Food Products – 0.4%
3,537 Dole PLC 52,525
46,067 Hain Celestial Group, Inc. (The)* 356,559
5,805 Lancaster Colony Corp. 1,120,713
26,399 WK Kellogg Co. 464,622
1,994,419
Ground Transportation – 0.2%
3,464 ArcBest Corp. 436,637
9,511 Heartland Express, Inc. 123,358
7,814 Marten Transport Ltd. 146,981
706,976
Health Care Equipment & Supplies – 1.7%
56,635 AtriCure, Inc.* 1,221,617
16,457 CONMED Corp. 1,136,191
9,145 CVRx, Inc.* 78,190
74,144 Embecta Corp. 1,161,836
7,681 Haemonetics Corp.* 691,674
8,567 Inari Medical, Inc.* 398,880
7,397 Inmode Ltd.* 134,034
9,753 iRadimed Corp. 455,563
10,828 Lantheus Holdings, Inc.* 1,135,099
1,325 LeMaitre Vascular, Inc. 115,129
8,865 Novocure Ltd.* 201,856
16,434 Pulmonx Corp.* 113,559
2,019 RxSight, Inc.* 92,410
1,548 UFP Technologies, Inc.* 497,821
7,433,859
Health Care Providers & Services – 4.2%
3,120 Addus HomeCare Corp.* 378,643
77,879 agilon health, Inc.* 536,586
27,558 Alignment Healthcare, Inc.* 240,857
135,809 Brookdale Senior Living, Inc.* 1,049,804
192,999 Community Health Systems,
Inc.* 1,015,175
18,206 DocGo, Inc.* 66,088
71,987 Enhabit, Inc.* 737,147
23,526 Ensign Group, Inc. (The) 3,311,285
40,363 Guardant Health, Inc.* 1,417,952
4,584 HealthEquity, Inc.* 359,752
80,181 Hims & Hers Health, Inc.* 1,703,044
64,778 Joint Corp. (The)* 934,099
118,577 LifeStance Health Group, Inc.* 653,359
19,937 ModivCare, Inc.* 454,962
12,485 Option Care Health, Inc.* 370,680
62,744 Pediatrix Medical Group, Inc.* 523,285
62,133 Pennant Group, Inc. (The)* 1,852,185
36,666 Select Medical Holdings Corp. 1,457,840
2,102 Surgery Partners, Inc.* 63,817
8,973 US Physical Therapy, Inc. 874,867
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – (continued)
92,694 Viemed Healthcare, Inc.* $ 668,324
18,669,751
Health Care REITs – 0.2%
12,488 LTC Properties, Inc. REIT 445,946
6,990 Universal Health Realty Income
Trust REIT 298,822
744,768
Health Care Technology – 0.3%
29,186 Evolent Health, Inc., Class A* 680,618
30,187 Health Catalyst, Inc.* 222,478
81,604 LifeMD, Inc.* 581,836
1,484,932
Hotel & Resort REITs – 1.2%
182,012 Chatham Lodging Trust REIT 1,599,885
225,878 RLJ Lodging Trust REIT 2,132,288
149,950 Service Properties Trust REIT 850,217
31,294 Summit Hotel Properties, Inc.
REIT 198,404
23,013 Sunstone Hotel Investors, Inc.
REIT 238,415
39,849 Xenia Hotels & Resorts, Inc.
REIT 553,104
5,572,313
Hotels, Restaurants & Leisure – 3.0%
39,527 BJ's Restaurants, Inc.* 1,248,263
45,242 Cheesecake Factory, Inc. (The) 1,759,461
17,463 Cracker Barrel Old Country
Store, Inc.
(a)
800,329
162,210 Denny’s Corp.* 1,193,866
2,183 Everi Holdings, Inc.* 28,095
20,363 Jack in the Box, Inc. 1,210,377
88,845 Life Time Group Holdings, Inc.* 1,845,311
8,033 PlayAGS, Inc.* 91,978
68,307 Portillo's, Inc., Class A* 707,661
23,846 RCI Hospitality Holdings, Inc. 1,179,900
182,738 Rush Street Interactive, Inc.* 1,829,207
7,912 Shake Shack, Inc., Class A* 693,249
9,320 Sweetgreen, Inc., Class A* 256,114
8,393 United Parks & Resorts, Inc.* 441,891
4,035 Xponential Fitness, Inc., Class
A* 69,281
13,354,983
Household Durables – 2.0%
12,734 Cricut, Inc., Class A 79,078
117,177 GoPro, Inc., Class A* 178,109
21,206 Green Brick Partners, Inc.* 1,551,219
7,178 Installed Building Products, Inc. 1,940,572
11,520 LGI Homes, Inc.* 1,325,607
21,775 M/I Homes, Inc.* 3,632,723
8,707,308
Household Products – 0.5%
49,183 Energizer Holdings, Inc. 1,514,345
2,043 WD-40 Co. 534,469
2,048,814

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.2%
11,469 Ormat Technologies, Inc. $ 890,453
Industrial REITs – 0.7%
282,834 LXP Industrial Trust REIT 2,913,190
Insurance – 2.9%
15,126 Ambac Financial Group, Inc.* 199,512
4,619 American Coastal Insurance
Corp.* 56,398
24,146 Baldwin Insurance Group, Inc.
(The), Class A* 1,056,146
53,997 CNO Financial Group, Inc. 1,882,336
295,745 Genworth Financial, Inc., Class
A* 2,002,194
5,852 Goosehead Insurance, Inc., Class
A* 528,377
124,702 James River Group Holdings Ltd. 1,077,425
34,808 Mercury General Corp. 2,083,955
21,540 Palomar Holdings, Inc.* 1,981,895
5,673 Selective Insurance Group, Inc. 512,385
65,191 Universal Insurance Holdings,
Inc. 1,291,434
12,672,057
Interactive Media & Services – 0.7%
18,029 Cargurus, Inc.* 447,480
4,949 EverQuote, Inc., Class A* 129,120
185,537 fuboTV, Inc.* 270,884
2,036 MediaAlpha, Inc., Class A* 29,868
44,436 QuinStreet, Inc.* 830,953
4,654 Shutterstock, Inc. 205,800
271,798 Vimeo, Inc.* 1,092,628
31,888 ZipRecruiter, Inc., Class A* 292,094
3,298,827
IT Services – 0.3%
27,055 Fastly, Inc., Class A* 219,146
21,855 Hackett Group, Inc. (The) 596,204
66,232 Thoughtworks Holding, Inc.* 230,487
1,045,837
Leisure Products – 0.7%
69,559 Funko, Inc., Class A* 694,894
32,866 Malibu Boats, Inc., Class A* 1,250,222
159,502 Peloton Interactive, Inc., Class
A* 567,827
13,045 Smith & Wesson Brands, Inc. 215,895
2,728,838
Life Sciences Tools & Services – 0.6%
107,315 Adaptive Biotechnologies Corp.* 488,283
7,427 BioLife Solutions, Inc.* 178,397
36,413 Codexis, Inc.* 130,359
95,907 Cytek Biosciences, Inc.* 643,536
122,491 Maravai LifeSciences Holdings,
Inc., Class A* 1,191,837
95,854 Pacific Biosciences of California,
Inc.*
(a)
197,459
2,538 Quanterix Corp.* 37,461
2,867,332
Shares Description Value
aa
Common Stocks – (continued)
Machinery – 4.5%
6,937 Chart Industries, Inc.* $ 1,117,412
56,831 Douglas Dynamics, Inc. 1,642,984
11,175 ESCO Technologies, Inc. 1,374,078
35,679 Federal Signal Corp. 3,566,830
6,456 Franklin Electric Co., Inc. 688,339
9,961 Gorman-Rupp Co. (The) 411,489
1,747 Graham Corp.* 57,249
9,545 Helios Technologies, Inc. 438,593
35,897 Hillman Solutions Corp.* 364,355
1,431 John Bean Technologies Corp. 140,782
9,234 Kennametal, Inc. 241,377
5,238 Mayville Engineering Co., Inc.* 100,098
19,210 Miller Industries, Inc. 1,305,127
19,195 Mueller Industries, Inc. 1,361,693
154,554 Mueller Water Products, Inc.,
Class A 3,196,177
6,785 Omega Flex, Inc. 356,755
1,771 Proto Labs, Inc.* 61,666
21,944 SPX Technologies, Inc.* 3,237,618
17,276 Wabash National Corp. 371,261
20,033,883
Marine Transportation – 0.7%
54,567 Costamare, Inc. (Monaco) 808,683
11,247 Matson, Inc. 1,492,590
19,656 Pangaea Logistics Solutions Ltd. 142,703
119,422 Safe Bulkers, Inc. (Monaco) 604,275
3,048,251
Media – 1.1%
20,049 Entravision Communications
Corp., Class A 43,907
154,643 EW Scripps Co. (The), Class A* 581,458
218,322 Gray Television, Inc. 1,403,811
8,210 John Wiley & Sons, Inc., Class A 392,028
26,822 Magnite, Inc.* 389,992
60,891 PubMatic, Inc., Class A* 1,337,166
12,447 TechTarget, Inc.* 398,304
22,059 Thryv Holdings, Inc.* 429,709
23,507 WideOpenWest, Inc.* 128,113
5,104,488
Metals & Mining – 1.5%
26,649 Carpenter Technology Corp. 3,887,290
25,052 Coeur Mining, Inc.* 162,587
354,768 Hecla Mining Co. 2,050,559
3,813 Materion Corp. 459,200
6,559,636
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
181,369 Arbor Realty Trust, Inc. REIT 2,448,481
59,567 BrightSpire Capital, Inc. REIT 341,319
12,688 Chimera Investment Corp. REIT 185,372
71,421 Invesco Mortgage Capital, Inc.
REIT 648,503
69,133 PennyMac Mortgage Investment
Trust REIT 951,961
35,286 TPG RE Finance Trust, Inc.
REIT 308,400
4,884,036

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Multi-Utilities – 1.2%
61,691 Avista Corp. $ 2,417,053
50,372 Black Hills Corp. 2,974,467
5,391,520
Office REITs – 0.0%
16,389 Brandywine Realty Trust REIT 82,601
Oil, Gas & Consumable Fuels – 2.6%
8,736 Ardmore Shipping Corp.
(Ireland) 189,396
75,818 Berry Corp. 520,111
61,956 Dorian LPG Ltd. 2,531,522
41,424 Excelerate Energy, Inc., Class A 833,865
14,298 Kinetik Holdings, Inc. 593,081
80,618 Kosmos Energy Ltd. (Ghana)* 445,818
453,745 Nordic American Tankers Ltd. 1,692,469
12,841 PBF Energy, Inc., Class A 523,271
19,944 Scorpio Tankers, Inc. (Monaco) 1,529,306
5,416 Sitio Royalties Corp., Class A 131,880
151,935 Teekay Corp. (Bermuda)* 1,317,276
15,991 Teekay Tankers Ltd., Class A
(Canada) 1,046,451
11,354,446
Paper & Forest Products – 0.3%
19,128 Sylvamo Corp. 1,409,925
Passenger Airlines – 0.0%
34,020 Joby Aviation, Inc.*
(a)
203,440
Pharmaceuticals – 0.7%
2,206 ANI Pharmaceuticals, Inc.* 144,978
2,360 Axsome Therapeutics, Inc.* 206,052
8,352 Edgewise Therapeutics, Inc.* 142,235
7,212 Fulcrum Therapeutics, Inc.* 66,927
484 Ligand Pharmaceuticals, Inc.* 52,751
30,696 Phathom Pharmaceuticals,
Inc.*
(a)
362,827
50,955 Phibro Animal Health Corp.,
Class A 962,030
33,761 Supernus Pharmaceuticals, Inc.* 1,006,753
31,778 Theravance Biopharma, Inc.* 321,276
3,265,829
Professional Services – 1.2%
133,050 Conduent, Inc.* 542,844
54,329 ExlService Holdings, Inc.* 1,915,641
10,598 Exponent, Inc. 1,124,236
28,626 Franklin Covey Co.* 1,251,242
2,664 NV5 Global, Inc.* 274,765
66,775 Planet Labs PBC* 169,608
1,433 Willdan Group, Inc.* 48,550
5,326,886
Real Estate Management & Development – 0.5%
60,805 Compass, Inc., Class A* 266,934
39,890 Forestar Group, Inc.* 1,261,721
50,794 Newmark Group, Inc., Class A 659,306
2,135 St Joe Co. (The) 131,687
2,319,648
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 1.2%
47,452 Apartment Investment and
Management Co., Class A REIT* $ 420,425
4,320 Centerspace REIT 301,666
61,867 NexPoint Residential Trust, Inc.
REIT 2,702,969
94,931 UMH Properties, Inc. REIT 1,685,975
5,111,035
Retail REITs – 0.5%
3,642 Alexander's, Inc. REIT 882,457
21,063 Kite Realty Group Trust REIT 519,414
17,484 Macerich Co. (The) REIT 279,919
10,005 Tanger, Inc. REIT 289,144
1,970,934
Semiconductors & Semiconductor Equipment – 1.8%
9,264 Ambarella, Inc.* 487,657
19,856 Axcelis Technologies, Inc.* 2,508,806
2,955 Cohu, Inc.* 94,530
4,188 Credo Technology Group
Holding Ltd.* 116,217
29,084 FormFactor, Inc.* 1,557,739
3,114 Ichor Holdings Ltd.* 105,876
711 Impinj, Inc.* 113,255
7,786 MaxLinear, Inc.* 110,094
39,462 PDF Solutions, Inc.* 1,384,722
25,105 Photronics, Inc.* 637,918
2,958 Power Integrations, Inc. 216,052
4,446 SiTime Corp.* 631,110
7,963,976
Software – 5.8%
11,505 A10 Networks, Inc. 150,601
76,743 ACI Worldwide, Inc.* 3,317,600
11,588 Agilysys, Inc.* 1,298,899
40,016 Alarm.com Holdings, Inc.* 2,823,129
50,732 Alkami Technology, Inc.* 1,660,458
17,131 Altair Engineering, Inc., Class
A* 1,513,695
6,753 C3.ai, Inc., Class A* 180,643
49,728 Cleanspark, Inc.* 795,648
121,141 Clear Secure, Inc., Class A 2,586,360
66,527 Clearwater Analytics Holdings,
Inc., Class A* 1,300,603
18,108 CommVault Systems, Inc.* 2,767,808
35,108 Consensus Cloud Solutions, Inc.* 747,801
55,148 Marathon Digital Holdings, Inc.* 1,084,761
22,503 Olo, Inc., Class A* 107,564
19,079 OneSpan, Inc.* 282,369
21,490 Pagaya Technologies Ltd., Class
A*
(a)
319,771
40,215 Q2 Holdings, Inc.* 2,713,306
7,718 Red Violet, Inc.* 198,816
30,039 Riot Platforms, Inc.* 306,098
1,009 Sapiens International Corp. NV
(Israel) 39,250
4,841 SolarWinds Corp. 57,753
77,601 Terawulf, Inc.* 322,820
9,374 Verint Systems, Inc.* 338,776
9,976 Viant Technology, Inc., Class A* 116,021
5,320 Workiva, Inc.* 392,456

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
23,824 Xperi, Inc.* $ 194,642
38,125 Zuora, Inc., Class A* 345,794
25,963,442
Specialized REITs – 0.2%
48,604 Outfront Media, Inc. REIT 788,357
32,416 Uniti Group, Inc. REIT 124,477
912,834
Specialty Retail – 3.1%
10,519 Abercrombie & Fitch Co., Class
A* 1,551,342
124,295 American Eagle Outfitters, Inc. 2,740,705
7,696 America's Car-Mart, Inc.* 532,948
12,716 Arko Corp. 83,290
638 Asbury Automotive Group, Inc.* 171,762
12,409 Beyond, Inc.* 140,222
21,221 Buckle, Inc. (The) 916,535
23,236 EVgo, Inc.*
(a)
89,226
51,077 Foot Locker, Inc. 1,484,298
218 Group 1 Automotive, Inc. 79,727
4,799 J Jill, Inc. 184,521
129,625 Leslie's, Inc.* 382,394
13,593 Revolve Group, Inc.* 263,024
30,287 Shoe Carnival, Inc. 1,286,289
13,307 Upbound Group, Inc. 502,073
4,050 Winmark Corp. 1,602,342
58,799 Zumiez, Inc.* 1,494,671
13,505,369
Technology Hardware, Storage & Peripherals – 0.1%
48,895 Eastman Kodak Co.* 284,080
6,405 IonQ, Inc.*
(a)
52,201
336,281
Textiles, Apparel & Luxury Goods – 0.3%
201,241 Figs, Inc., Class A* 1,308,066
Tobacco – 0.6%
214,717 Vector Group Ltd. 2,744,083
Trading Companies & Distributors – 1.5%
77,189 DNOW, Inc.* 1,185,623
6,699 DXP Enterprises, Inc.* 366,837
31,717 FTAI Aviation Ltd. 3,534,860
3,238 McGrath RentCorp 355,629
86,933 MRC Global, Inc.* 1,258,790
6,701,739
Water Utilities – 0.1%
12,232 Consolidated Water Co. Ltd. 355,462
Wireless Telecommunication Services – 0.2%
6,163 Gogo, Inc.* 55,960
5,236 Spok Holdings, Inc. 80,268
37,951 Telephone and Data Systems,
Inc. 804,561
940,789
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $364,492,736)
437,077,754
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
3,675,005 5.220% $ 3,675,005
(Cost $3,675,005)
TOTAL INVESTMENTS – 99.4%
(Cost $368,167,741)
$ 440,752,759
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
2,519,460
NET ASSETS – 100.0%
$ 443,272,219
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.9%
Aerospace & Defense – 0.7%
2,891 AeroVironment, Inc.* $ 516,159
7,680 Archer Aviation, Inc., Class A*
(a)
32,026
2,740 Redwire Corp.* 19,399
62,613 Rocket Lab USA, Inc.* 328,092
895,676
Automobile Components – 1.6%
6,106 Dorman Products, Inc.* 618,965
24,256 Goodyear Tire & Rubber Co.
(The)* 283,795
9,659 Modine Manufacturing Co.* 1,136,478
389 XPEL, Inc.* 15,899
2,055,137
Banks – 1.3%
1,187 BancFirst Corp. 127,519
11,919 Bancorp, Inc. (The)* 617,881
12,421 First Financial Bankshares, Inc. 477,712
341 International Bancshares Corp. 22,997
5,556 Live Oak Bancshares, Inc. 250,798
2,188 Stock Yards Bancorp, Inc. 136,137
1,633,044
Beverages – 0.0%
1,048 National Beverage Corp. 51,132
Biotechnology – 12.8%
19,695 89bio, Inc.* 180,406
40,037 ACADIA Pharmaceuticals, Inc.* 761,504
6,505 Actinium Pharmaceuticals, Inc.* 45,015
7,492 Akero Therapeutics, Inc.* 200,261
2,078 Altimmune, Inc.*
(a)
13,216
18,078 ALX Oncology Holdings, Inc.* 86,774
21,661 Amicus Therapeutics, Inc.* 223,325
871 AnaptysBio, Inc.* 30,346
4,255 Apogee Therapeutics, Inc.* 207,219
4,948 Arcturus Therapeutics Holdings,
Inc.* 116,080
2,409 Arcus Biosciences, Inc.* 39,532
49,091 Ardelyx, Inc.* 272,455
4,065 Arrowhead Pharmaceuticals,
Inc.* 116,096
86,938 Aurinia Pharmaceuticals, Inc.
(Canada)* 511,195
26,275 BioCryst Pharmaceuticals, Inc.* 191,282
5,048 Biomea Fusion, Inc.*
(a)
28,117
4,770 Black Diamond Therapeutics,
Inc.* 29,049
10,764 Blueprint Medicines Corp.* 1,165,741
2,403 Bridgebio Pharma, Inc.* 62,358
2,299 Cabaletta Bio, Inc.* 16,323
4,451 Capricor Therapeutics, Inc.*
(a)
18,071
31,760 Catalyst Pharmaceuticals, Inc.* 547,542
12,391 Celldex Therapeutics, Inc.* 472,221
1,663 CG oncology, Inc.* 55,461
7,958 Coherus Biosciences, Inc.* 12,255
5,535 Crinetics Pharmaceuticals, Inc.* 294,019
10,043 Day One Biopharmaceuticals,
Inc.* 143,715
28,382 Denali Therapeutics, Inc.* 691,669
11,757 Design Therapeutics, Inc.* 59,961
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
8,725 Dyne Therapeutics, Inc.* $ 374,390
2,479 G1 Therapeutics, Inc.* 10,635
14,970 Ideaya Biosciences, Inc.* 644,458
6,949 Immunovant, Inc.* 202,007
9,638 Insmed, Inc.* 701,165
848 iTeos Therapeutics, Inc.* 14,916
3,108 Janux Therapeutics, Inc.* 126,185
5,081 Keros Therapeutics, Inc.* 254,863
3,640 Kiniksa Pharmaceuticals
International PLC* 96,824
2,799 Krystal Biotech, Inc.* 583,480
1,011 Kymera Therapeutics, Inc.* 46,708
20,211 Larimar Therapeutics, Inc.* 169,570
7,323 Lexeo Therapeutics, Inc.* 91,904
1,110 Madrigal Pharmaceuticals, Inc.* 315,973
37,296 MannKind Corp.* 214,825
4,733 MeiraGTx Holdings PLC* 24,754
6,979 Novavax, Inc.* 89,401
3,489 Nurix Therapeutics, Inc.* 76,339
7,572 Nuvalent, Inc., Class A* 605,306
2,108 PepGen, Inc.* 24,094
3,341 Praxis Precision Medicines, Inc.* 192,809
11,610 Precigen, Inc.* 17,647
5,444 ProKidney Corp.* 12,739
9,214 Protagonist Therapeutics, Inc.* 344,972
2,721 Prothena Corp. PLC (Ireland)* 63,345
20,445 PTC Therapeutics, Inc.* 692,063
9,148 RAPT Therapeutics, Inc.* 28,725
12,043 Recursion Pharmaceuticals, Inc.,
Class A* 98,753
12,327 Relay Therapeutics, Inc.* 101,328
10,777 REVOLUTION Medicines, Inc.* 491,862
837 Rhythm Pharmaceuticals, Inc.* 40,352
2,239 Rigel Pharmaceuticals, Inc.* 23,689
10,878 Rocket Pharmaceuticals, Inc.* 263,248
6,635 Sana Biotechnology, Inc.* 40,407
2,973 Scholar Rock Holding Corp.* 26,995
7,188 SpringWorks Therapeutics, Inc.* 258,121
4,995 Stoke Therapeutics, Inc.* 74,775
17,117 Sutro Biopharma, Inc.* 67,954
7,623 Syndax Pharmaceuticals, Inc.* 173,042
73,870 Taysha Gene Therapies, Inc.* 163,253
39,917 TG Therapeutics, Inc.* 788,760
7,528 Twist Bioscience Corp.* 420,138
5,907 Tyra Biosciences, Inc.* 130,899
4,566 Vaxcyte, Inc.* 360,212
8,147 Vera Therapeutics, Inc.* 298,099
8,237 Zentalis Pharmaceuticals, Inc.* 32,042
16,465,234
Broadline Retail – 0.4%
51,517 Savers Value Village, Inc.* 524,958
Building Products – 0.4%
1,525 CSW Industrials, Inc. 494,740
1,001 Tecnoglass, Inc. 53,864
548,604
Capital Markets – 2.0%
2,574 B Riley Financial, Inc.
(a)
49,421

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Capital Markets – (continued)
2,945 Brightsphere Investment Group,
Inc. $ 77,130
3,855 Moelis & Co., Class A 262,140
9,467 Open Lending Corp.* 59,642
20,823 Patria Investments Ltd., Class A
(Cayman Islands) 270,907
4,273 Piper Sandler Cos. 1,167,725
4,394 PJT Partners, Inc., Class A 584,138
2,656 Silvercrest Asset Management
Group, Inc., Class A 47,091
2,518,194
Chemicals – 2.7%
2,710 Aspen Aerogels, Inc.* 55,311
4,921 Hawkins, Inc. 511,292
11,089 HB Fuller Co. 955,872
8,122 Ingevity Corp.* 372,719
7,144 Innospec, Inc. 936,864
26,505 Orion SA (Germany) 652,553
3,484,611
Commercial Services & Supplies – 1.5%
1,439 ACV Auctions, Inc., Class A* 24,578
24,771 CECO Environmental Corp.* 723,313
64,272 Healthcare Services Group, Inc.* 734,629
8,456 Montrose Environmental Group,
Inc.* 269,662
4,040 Viad Corp.* 134,330
1,886,512
Communications Equipment – 0.6%
2,495 Harmonic, Inc.* 36,577
105,008 Infinera Corp.* 623,747
19,243 Viavi Solutions, Inc.* 154,714
815,038
Construction & Engineering – 3.5%
2,701 Construction Partners, Inc., Class
A* 174,620
4,544 Dycom Industries, Inc.* 833,869
22,169 Fluor Corp.* 1,066,329
4,827 IES Holdings, Inc.* 743,213
10,493 Limbach Holdings, Inc.* 668,614
8,546 Sterling Infrastructure, Inc.* 994,413
4,481,058
Construction Materials – 0.7%
852 Knife River Corp.* 67,751
9,665 United States Lime & Minerals,
Inc. 822,008
889,759
Consumer Finance – 0.5%
381 Encore Capital Group, Inc.* 19,260
3,121 Moneylion, Inc.* 215,099
9,745 Upstart Holdings, Inc.* 272,178
812 World Acceptance Corp.* 99,161
605,698
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples Distribution & Retail – 0.7%
8,599 Sprouts Farmers Market, Inc.* $ 858,954
Diversified Consumer Services – 1.8%
64,832 Coursera, Inc.* 602,938
4,099 European Wax Center, Inc., Class
A* 38,490
18,167 Frontdoor, Inc.* 716,870
15,786 Laureate Education, Inc. 244,683
40,861 OneSpaWorld Holdings Ltd.
(Bahamas)* 657,453
491 Stride, Inc.* 37,306
2,297,740
Diversified REITs – 0.0%
4,019 NexPoint Diversified Real Estate
Trust REIT 25,440
Electrical Equipment – 3.1%
6,969 Allient, Inc. 201,683
6,242 American Superconductor
Corp.* 150,807
3,222 Array Technologies, Inc.* 33,895
4,989 Atkore, Inc. 673,515
18,094 Bloom Energy Corp., Class A*
(a)
244,993
1,157 EnerSys 127,189
21,694 Enovix Corp.*
(a)
312,611
17,647 Fluence Energy, Inc.* 289,058
1,599 LSI Industries, Inc. 27,279
12,477 NEXTracker, Inc., Class A* 613,120
10,819 NuScale Power Corp.*
(a)
110,570
3,625 Powell Industries, Inc. 665,659
69,821 Shoals Technologies Group, Inc.,
Class A* 453,836
2,703 Thermon Group Holdings, Inc.* 88,685
3,992,900
Electronic Equipment, Instruments & Components – 3.4%
6,581 Badger Meter, Inc. 1,356,739
5,081 Belden, Inc. 470,958
6,612 Fabrinet (Thailand)* 1,458,343
6,771 Itron, Inc.* 700,392
8,418 Knowles Corp.* 153,797
4,218 Napco Security Technologies,
Inc. 235,406
309 OSI Systems, Inc.* 45,726
4,421,361
Energy Equipment & Services – 1.7%
12,223 Borr Drilling Ltd. (Mexico)* 83,728
22,390 ChampionX Corp. 767,081
1,191 Noble Corp. PLC 56,239
12,772 Oceaneering International, Inc.* 383,415
9,436 Tidewater, Inc.* 933,787
2,224,250
Entertainment – 0.5%
4,328 Eventbrite, Inc., Class A* 21,164
17,471 Madison Square Garden
Entertainment Corp.* 689,930
711,094

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – 2.4%
12,803 AvidXchange Holdings, Inc.* $ 114,459
14,215 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 459,571
23,417 Flywire Corp.* 428,765
12,239 I3 Verticals, Inc., Class A* 299,978
13,284 International Money Express,
Inc.* 295,038
13,217 NCR Atleos Corp.* 424,927
14,656 Pagseguro Digital Ltd., Class A
(Brazil)* 187,304
101,541 Payoneer Global, Inc.* 561,522
14,976 Paysign, Inc.* 79,822
1,143 PennyMac Financial Services,
Inc. 112,151
9,263 Remitly Global, Inc.* 122,364
3,085,901
Food Products – 0.9%
5,064 Lancaster Colony Corp. 977,656
13,640 WK Kellogg Co. 240,064
1,217,720
Ground Transportation – 0.6%
4,205 ArcBest Corp. 530,040
9,534 Heartland Express, Inc. 123,656
3,268 PAM Transportation Services,
Inc.* 66,635
720,331
Health Care Equipment & Supplies – 3.9%
24,902 AtriCure, Inc.* 537,136
65,595 Cerus Corp.* 148,245
6,933 CONMED Corp. 478,654
3,603 CVRx, Inc.* 30,806
1,707 Embecta Corp. 26,749
492 Glaukos Corp.* 57,648
7,963 Haemonetics Corp.* 717,068
8,114 Inari Medical, Inc.* 377,788
7,693 iRadimed Corp. 359,340
6,968 Lantheus Holdings, Inc.* 730,455
2,916 LeMaitre Vascular, Inc. 253,371
5,754 Novocure Ltd.* 131,018
3,466 PROCEPT BioRobotics Corp.* 219,467
8,848 Pulmonx Corp.* 61,140
3,187 RxSight, Inc.* 145,869
2,766 Tandem Diabetes Care, Inc.* 102,287
371 TransMedics Group, Inc.* 52,778
2,076 UFP Technologies, Inc.* 667,621
5,097,440
Health Care Providers & Services – 4.8%
42,755 agilon health, Inc.* 294,582
28,776 Community Health Systems,
Inc.* 151,362
130 CorVel Corp.* 39,884
4,424 Enhabit, Inc.* 45,302
9,938 Ensign Group, Inc. (The) 1,398,774
19,631 Guardant Health, Inc.* 689,637
5,453 HealthEquity, Inc.* 427,951
33,003 Hims & Hers Health, Inc.* 700,984
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – (continued)
8,713 InfuSystem Holdings, Inc.* $ 60,120
17,584 Joint Corp. (The)* 253,561
6,792 LifeStance Health Group, Inc.* 37,424
2,017 ModivCare, Inc.* 46,028
2,102 National Research Corp. 53,580
20,888 Pennant Group, Inc. (The)* 622,671
1,184 RadNet, Inc.* 70,744
12,795 Select Medical Holdings Corp. 508,729
5,461 US Physical Therapy, Inc. 532,447
38,281 Viemed Healthcare, Inc.* 276,006
6,209,786
Health Care REITs – 0.0%
1,170 Universal Health Realty Income
Trust REIT 50,017
Health Care Technology – 0.8%
26,707 Evolent Health, Inc., Class A* 622,807
48,930 LifeMD, Inc.* 348,871
971,678
Hotel & Resort REITs – 0.9%
35,688 Chatham Lodging Trust REIT 313,698
53,113 RLJ Lodging Trust REIT 501,387
4,379 Ryman Hospitality Properties,
Inc. REIT 440,133
1,255,218
Hotels, Restaurants & Leisure – 4.4%
8,614 BJ's Restaurants, Inc.* 272,030
4,988 Brinker International, Inc.* 333,248
20,064 Cheesecake Factory, Inc. (The) 780,289
4,730 Dave & Buster's Entertainment,
Inc.* 177,895
47,197 Denny’s Corp.* 347,370
5,062 Hilton Grand Vacations, Inc.* 218,729
11,147 Jack in the Box, Inc. 662,578
13,637 Life Time Group Holdings, Inc.* 283,241
440 Nathan's Famous, Inc. 33,022
14,875 ONE Group Hospitality, Inc.
(The)* 75,416
17,071 PlayAGS, Inc.* 195,463
11,903 Portillo's, Inc., Class A* 123,315
7,717 Potbelly Corp.* 56,334
7,497 RCI Hospitality Holdings, Inc. 370,952
76,968 Rush Street Interactive, Inc.* 770,450
4,026 Shake Shack, Inc., Class A* 352,758
25,080 Super Group SGHC Ltd.
(Guernsey) 96,056
4,748 Sweetgreen, Inc., Class A* 130,475
5,620 United Parks & Resorts, Inc.* 295,893
1,059 Xponential Fitness, Inc., Class
A* 18,183
5,593,697
Household Durables – 1.6%
4,716 Installed Building Products, Inc. 1,274,971
4,322 M/I Homes, Inc.* 721,039
1,996,010
Household Products – 0.8%
24,513 Energizer Holdings, Inc. 754,755

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Household Products – (continued)
1,072 WD-40 Co. $ 280,446
1,035,201
Insurance – 2.1%
21,090 Baldwin Insurance Group, Inc.
(The), Class A* 922,477
3,359 Goosehead Insurance, Inc., Class
A* 303,284
450 HCI Group, Inc. 42,417
4,741 James River Group Holdings Ltd. 40,962
751 Lemonade, Inc.* 13,540
1,041 Mercury General Corp. 62,325
7,106 Palomar Holdings, Inc.* 653,823
5,504 Selective Insurance Group, Inc. 497,121
7,423 Universal Insurance Holdings,
Inc. 147,050
2,682,999
Interactive Media & Services – 1.2%
21,515 Cargurus, Inc.* 534,002
2,650 EverQuote, Inc., Class A* 69,138
42,130 fuboTV, Inc.* 61,510
12,639 Grindr, Inc. (Singapore)* 146,992
34,595 QuinStreet, Inc.* 646,927
8,284 Vimeo, Inc.* 33,302
3,202 ZipRecruiter, Inc., Class A* 29,330
1,521,201
IT Services – 0.7%
5,471 Core Scientific, Inc.* 53,342
8,911 DigitalOcean Holdings, Inc.* 295,221
15,846 Fastly, Inc., Class A* 128,353
14,501 Hackett Group, Inc. (The) 395,587
872,503
Leisure Products – 0.1%
1,374 Marine Products Corp. 14,550
42,630 Peloton Interactive, Inc., Class
A* 151,763
166,313
Life Sciences Tools & Services – 0.8%
28,541 Adaptive Biotechnologies Corp.* 129,862
7,307 BioLife Solutions, Inc.* 175,514
12,178 ChromaDex Corp.* 36,412
18,218 Codexis, Inc.* 65,221
30,430 Cytek Biosciences, Inc.* 204,185
4,697 Harvard Bioscience, Inc.* 15,030
46,463 Maravai LifeSciences Holdings,
Inc., Class A* 452,085
1,078,309
Machinery – 5.6%
4,979 Blue Bird Corp.* 259,505
4,786 Chart Industries, Inc.* 770,929
15,501 Douglas Dynamics, Inc. 448,134
2,428 ESCO Technologies, Inc. 298,547
13,231 Federal Signal Corp. 1,322,703
7,286 Franklin Electric Co., Inc. 776,833
11,076 Gorman-Rupp Co. (The) 457,550
6,463 Graham Corp.* 211,793
377 Miller Industries, Inc. 25,613
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
1,580 Mueller Industries, Inc. $ 112,085
53,209 Mueller Water Products, Inc.,
Class A 1,100,362
5,175 Omega Flex, Inc. 272,101
6,781 SPX Technologies, Inc.* 1,000,469
290 Standex International Corp. 54,172
3,761 Wabash National Corp. 80,824
7,191,620
Media – 1.0%
39,358 Entravision Communications
Corp., Class A 86,194
32,760 EW Scripps Co. (The), Class A* 123,178
36,716 Gray Television, Inc. 236,084
26,463 PubMatic, Inc., Class A* 581,127
6,129 TechTarget, Inc.* 196,128
3,917 Thryv Holdings, Inc.* 76,303
1,299,014
Metals & Mining – 0.9%
4,259 Carpenter Technology Corp. 621,260
25,856 Hecla Mining Co. 149,448
229 Kaiser Aluminum Corp. 18,020
2,533 Materion Corp. 305,049
1,093,777
Oil, Gas & Consumable Fuels – 0.8%
15,103 Dorian LPG Ltd. 617,109
17,227 Excelerate Energy, Inc., Class A 346,779
15,364 Kosmos Energy Ltd. (Ghana)* 84,963
1,038 Sable Offshore Corp.*
(a)
17,459
1,066,310
Passenger Airlines – 0.1%
29,589 Joby Aviation, Inc.*
(a)
176,942
Pharmaceuticals – 1.0%
5,631 Amphastar Pharmaceuticals,
Inc.* 245,061
1,032 ANI Pharmaceuticals, Inc.* 67,823
7,956 Arvinas, Inc.* 218,870
2,271 Axsome Therapeutics, Inc.* 198,281
3,444 Collegium Pharmaceutical, Inc.* 132,835
10,874 CorMedix, Inc.* 49,803
4,078 Edgewise Therapeutics, Inc.* 69,448
796 Longboard Pharmaceuticals,
Inc.* 26,459
9,750 Supernus Pharmaceuticals, Inc.* 290,745
1,299,325
Professional Services – 2.0%
8,382 CBIZ, Inc.* 581,711
21,349 ExlService Holdings, Inc.* 752,766
7,049 Exponent, Inc. 747,758
8,548 Franklin Covey Co.* 373,633
481 Huron Consulting Group, Inc.* 52,915
382 Innodata, Inc.* 7,392
2,516,175

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate Management & Development – 0.2%
4,262 St Joe Co. (The) $ 262,880
Residential REITs – 0.5%
13,389 NexPoint Residential Trust, Inc.
REIT 584,965
Retail REITs – 0.6%
2,972 Alexander's, Inc. REIT 720,116
1,762 Tanger, Inc. REIT 50,922
771,038
Semiconductors & Semiconductor Equipment – 3.3%
882 Ambarella, Inc.* 46,428
7,500 Axcelis Technologies, Inc.* 947,625
9,417 Credo Technology Group
Holding Ltd.* 261,322
3,120 Everspin Technologies, Inc.* 19,375
16,695 FormFactor, Inc.* 894,184
1,631 Impinj, Inc.* 259,802
6,861 MaxLinear, Inc.* 97,015
177 NVE Corp. 15,806
20,247 PDF Solutions, Inc.* 710,467
4,396 Power Integrations, Inc. 321,084
11,633 Semtech Corp.* 368,999
2,548 SiTime Corp.* 361,689
4,303,796
Software – 10.4%
15,692 A10 Networks, Inc. 205,408
26,537 ACI Worldwide, Inc.* 1,147,195
6,714 Agilysys, Inc.* 752,572
13,992 Alarm.com Holdings, Inc.* 987,136
23,658 Alkami Technology, Inc.* 774,326
9,663 Altair Engineering, Inc., Class
A* 853,823
2,386 BlackLine, Inc.* 113,383
5,876 C3.ai, Inc., Class A* 157,183
24,459 Cleanspark, Inc.* 391,344
39,395 Clear Secure, Inc., Class A 841,083
35,762 Clearwater Analytics Holdings,
Inc., Class A* 699,147
5,328 CommVault Systems, Inc.* 814,385
14,645 Consensus Cloud Solutions, Inc.* 311,939
21,886 Freshworks, Inc., Class A* 273,575
23,823 Marathon Digital Holdings, Inc.* 468,598
11,136 OneSpan, Inc.* 164,813
15,991 Porch Group, Inc.* 32,782
15,063 Q2 Holdings, Inc.* 1,016,301
11,635 Red Violet, Inc.* 299,717
10,246 Sapiens International Corp. NV
(Israel) 398,569
15,681 SoundHound AI, Inc., Class A*
(a)
79,816
1,612 SPS Commerce, Inc.* 347,257
11,929 Tenable Holdings, Inc.* 547,780
27,570 Terawulf, Inc.* 114,691
9,549 Varonis Systems, Inc.* 526,436
13,234 Viant Technology, Inc., Class A* 153,911
8,458 Workiva, Inc.* 623,947
28,560 Zuora, Inc., Class A* 259,039
13,356,156
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 2.6%
8,194 Abercrombie & Fitch Co., Class
A* $ 1,208,451
39,757 American Eagle Outfitters, Inc. 876,642
929 Boot Barn Holdings, Inc.* 124,003
12,392 Buckle, Inc. (The) 535,211
1,787 J Jill, Inc. 68,710
15,358 Leslie's, Inc.* 45,306
1,768 Revolve Group, Inc.* 34,211
9,373 Upbound Group, Inc. 353,643
4,057 Zumiez, Inc.* 103,129
3,349,306
Technology Hardware, Storage & Peripherals – 0.1%
10,714 IonQ, Inc.*
(a)
87,319
Textiles, Apparel & Luxury Goods – 0.3%
30,118 Figs, Inc., Class A* 195,767
939 Kontoor Brands, Inc. 65,871
261,638
Tobacco – 0.1%
10,064 Vector Group Ltd. 128,618
Trading Companies & Distributors – 2.4%
740 Applied Industrial Technologies,
Inc. 161,461
16,846 FTAI Aviation Ltd. 1,877,487
1,223 Herc Holdings, Inc. 190,592
5,926 McGrath RentCorp
(a)
650,852
11,991 MRC Global, Inc.* 173,630
3,054,022
Water Utilities – 0.1%
7,443 Global Water Resources, Inc. 96,238
TOTAL COMMON STOCKS
(Cost $106,154,815)
125,839,857
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
981,084 5.220% 981,084
(Cost $981,084)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $107,135,899)
126,820,941

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
920,420 5.220% $ 920,420
(Cost $920,420)
TOTAL INVESTMENTS – 99.4%
(Cost $108,056,319)
$ 127,741,361
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
713,381
NET ASSETS – 100.0%
$ 128,454,742
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 2000 Index 13 09/20/24 $ 1,477,450 $ 158,138

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.3%
Aerospace & Defense – 0.7%
90,706 AerSale Corp.* $ 611,359
14,408 Astronics Corp.* 331,816
147,166 Kratos Defense & Security
Solutions, Inc.* 3,317,122
5,260 Mercury Systems, Inc.* 186,993
24,552 National Presto Industries, Inc. 1,877,491
30,741 Triumph Group, Inc.* 503,845
6,828,626
Automobile Components – 2.1%
441,375 American Axle & Manufacturing
Holdings, Inc.* 3,279,416
46,916 Cooper-Standard Holdings, Inc.* 693,418
89,070 Dana, Inc. 1,132,080
2,258 Fox Factory Holding Corp.* 120,555
589,408 Goodyear Tire & Rubber Co.
(The)* 6,896,074
145,441 Holley, Inc.* 573,037
29,956 Modine Manufacturing Co.* 3,524,623
72,174 Phinia, Inc. 3,226,178
83,340 Solid Power, Inc.* 156,679
70,297 Stoneridge, Inc.* 1,181,693
20,783,753
Banks – 19.6%
43,006 1st Source Corp. 2,733,031
99,025 Amalgamated Financial Corp. 3,149,985
95,330 Ameris Bancorp 5,804,644
75,117 Axos Financial, Inc.* 5,484,292
39,614 BancFirst Corp. 4,255,732
27,950 Bancorp, Inc. (The)* 1,448,928
130,549 BankUnited, Inc. 5,028,747
2,063 Bankwell Financial Group, Inc. 58,073
64,027 Banner Corp. 3,791,679
65,001 BayCom Corp. 1,565,874
19,717 Berkshire Hills Bancorp, Inc. 544,189
69,203 Brookline Bancorp, Inc. 725,939
60,315 Business First Bancshares, Inc. 1,533,207
34,906 Byline Bancorp, Inc. 979,113
163,632 Cadence Bank 5,378,584
26,315 Capital Bancorp, Inc. 670,769
520,046 Capitol Federal Financial, Inc. 3,286,691
10,475 Cathay General Bancorp 464,252
3,195 City Holding Co. 389,470
68,650 Community Financial System,
Inc. 4,234,332
40,873 Community Trust Bancorp, Inc. 2,073,079
247,325 CVB Financial Corp. 4,714,014
6,821 Dime Community Bancshares,
Inc. 172,435
24,614 Eagle Bancorp, Inc. 529,693
61,396 Enterprise Financial Services
Corp. 3,246,007
9,717 Equity Bancshares, Inc., Class A 393,538
20,629 Financial Institutions, Inc. 542,955
101,844 First BanCorp. (Puerto Rico) 2,184,554
43,042 First Bancshares, Inc. (The) 1,434,159
242,552 First Commonwealth Financial
Corp. 4,385,340
156,501 First Financial Bancorp 4,281,867
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
3,817 First Financial Corp. $ 171,612
24,256 First of Long Island Corp. (The) 318,239
60,294 Flushing Financial Corp. 888,131
113,288 Fulton Financial Corp. 2,194,389
70,337 Glacier Bancorp, Inc. 3,144,767
42,507 Great Southern Bancorp, Inc. 2,661,363
115,171 Hancock Whitney Corp. 6,303,309
168,375 Hanmi Financial Corp. 3,434,850
119,485 Heritage Commerce Corp. 1,236,670
156,705 Heritage Financial Corp. 3,630,855
32,768 Hilltop Holdings, Inc. 1,081,016
85,243 Home BancShares, Inc. 2,414,934
34,702 HomeTrust Bancshares, Inc. 1,230,880
207,645 Hope Bancorp, Inc. 2,732,608
29,713 Horizon Bancorp, Inc. 474,517
101,375 Independent Bank Corp. 3,516,699
77,132 Independent Bank Corp. 4,948,018
83,327 International Bancshares Corp. 5,619,573
316,944 Kearny Financial Corp. 2,281,997
91,658 National Bank Holdings Corp.,
Class A 3,838,637
3,393 Nicolet Bankshares, Inc. 341,200
29,892 Northeast Community Bancorp,
Inc. 680,940
17,669 Northfield Bancorp, Inc. 221,039
17,686 Northwest Bancshares, Inc. 248,311
38,258 OceanFirst Financial Corp. 695,148
98,342 OFG Bancorp (Puerto Rico) 4,466,694
81,295 Old National Bancorp 1,627,526
73,311 Old Second Bancorp, Inc. 1,240,422
72,336 Origin Bancorp, Inc. 2,485,465
18,322 Pacific Premier Bancorp, Inc. 495,793
11,583 Park National Corp. 2,049,728
38,022 PCB Bancorp 732,684
12,252 Peapack-Gladstone Financial
Corp. 346,242
31,864 Preferred Bank 2,742,216
141,258 Provident Financial Services, Inc. 2,618,923
119,194 Renasant Corp. 4,099,082
36,234 Seacoast Banking Corp. of
Florida 1,008,755
16,355 ServisFirst Bancshares, Inc. 1,312,325
56,544 Sierra Bancorp 1,644,865
9,849 Southern First Bancshares, Inc.* 340,775
4,089 Southern Missouri Bancorp, Inc. 233,891
106,049 Southside Bancshares, Inc. 3,710,655
25,932 SouthState Corp. 2,566,490
17,950 Stock Yards Bancorp, Inc. 1,116,849
75,365 Texas Capital Bancshares, Inc.* 4,981,627
8,608 Timberland Bancorp, Inc. 262,974
23,873 Tompkins Financial Corp. 1,502,567
98,417 TrustCo Bank Corp. 3,504,629
56,242 UMB Financial Corp. 5,737,809
46,948 United Bankshares, Inc. 1,827,686
68,842 United Community Banks, Inc. 2,130,660
16,548 Unity Bancorp, Inc. 572,892
62,782 Valley National Bancorp 527,369
148,652 Veritex Holdings, Inc. 3,726,706
14,526 WaFd, Inc. 516,980
129,127 WesBanco, Inc. 4,116,569

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
13,608 Westamerica BanCorp $ 734,288
11,934 WSFS Financial Corp. 674,152
195,451,162
Beverages – 0.5%
218,327 Primo Water Corp. 4,787,911
Biotechnology – 4.4%
192,914 89bio, Inc.* 1,767,092
43,716 ACADIA Pharmaceuticals, Inc.* 831,478
67,458 ACELYRIN, Inc.* 404,748
13,992 Agios Pharmaceuticals, Inc.* 649,229
79,875 Akero Therapeutics, Inc.* 2,135,059
248,744 Allogene Therapeutics, Inc.* 731,307
44,526 Altimmune, Inc.*
(a)
283,185
34,375 Annexon, Inc.* 220,344
3,377 Apogee Therapeutics, Inc.* 164,460
32,805 Arcturus Therapeutics Holdings,
Inc.* 769,605
7,985 Arcus Biosciences, Inc.* 131,034
83,009 Ardelyx, Inc.* 460,700
280,536 Aurinia Pharmaceuticals, Inc.
(Canada)* 1,649,552
71,601 Beam Therapeutics, Inc.* 2,265,456
45,011 BioCryst Pharmaceuticals, Inc.* 327,680
33,688 C4 Therapeutics, Inc.* 225,710
246,653 Caribou Biosciences, Inc.* 572,235
48,106 Celldex Therapeutics, Inc.* 1,833,320
65,492 Coherus Biosciences, Inc.* 100,858
104,701 Denali Therapeutics, Inc.* 2,551,563
69,894 Design Therapeutics, Inc.* 356,459
263,264 Editas Medicine, Inc.* 1,424,258
87,665 Erasca, Inc.* 276,145
34,875 Fate Therapeutics, Inc.* 185,884
167,719 Generation Bio Co.* 560,182
117,449 Intellia Therapeutics, Inc.* 3,078,338
155,677 iTeos Therapeutics, Inc.* 2,738,359
4,494 Kiniksa Pharmaceuticals
International PLC* 119,540
147,010 Kodiak Sciences, Inc.* 427,799
12,284 Larimar Therapeutics, Inc.* 103,063
43,339 Nkarta, Inc.* 278,670
3,563 Olema Pharmaceuticals, Inc.* 57,578
103,321 Poseida Therapeutics, Inc.* 364,723
19,626 Prothena Corp. PLC (Ireland)* 456,893
27,581 PTC Therapeutics, Inc.* 933,617
61,874 RAPT Therapeutics, Inc.* 194,284
8,465 REGENXBIO, Inc.* 120,626
441,038 Relay Therapeutics, Inc.* 3,625,332
16,803 REVOLUTION Medicines, Inc.* 766,889
92,172 Sage Therapeutics, Inc.* 1,009,283
13,116 Scholar Rock Holding Corp.* 119,093
467,606 Sutro Biopharma, Inc.* 1,856,396
19,013 Tenaya Therapeutics, Inc.* 66,546
76,460 TG Therapeutics, Inc.* 1,510,850
25,594 Veracyte, Inc.* 614,256
426,898 Verve Therapeutics, Inc.* 2,988,286
100,082 Vir Biotechnology, Inc.* 1,016,833
2,695 Xencor, Inc.* 55,032
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
49,807 Zentalis Pharmaceuticals, Inc.* $ 193,749
43,573,578
Broadline Retail – 0.0%
10,149 Savers Value Village, Inc.* 103,418
Building Products – 0.1%
10,113 American Woodmark Corp.* 1,033,043
Capital Markets – 0.8%
2,439 Piper Sandler Cos. 666,530
62,245 StoneX Group, Inc.* 5,187,498
8,339 Virtus Investment Partners, Inc. 1,884,614
7,738,642
Chemicals – 1.9%
559,527 Arcadium Lithium PLC (Jersey)* 1,779,296
63,823 Aspen Aerogels, Inc.* 1,302,627
24,066 Core Molding Technologies,
Inc.* 444,018
13,376 Ecovyst, Inc.* 127,607
31,217 HB Fuller Co. 2,690,905
35,705 Innospec, Inc. 4,682,354
6,931 Intrepid Potash, Inc.* 180,830
10,049 Kronos Worldwide, Inc. 120,186
49,339 LSB Industries, Inc.* 449,478
16,694 Mativ Holdings, Inc. 318,688
80,057 Minerals Technologies, Inc. 6,274,868
3,690 Orion SA (Germany) 90,848
18,461,705
Commercial Services & Supplies – 3.3%
125,301 ABM Industries, Inc. 6,961,723
82,636 ACCO Brands Corp. 422,270
102,615 CECO Environmental Corp.* 2,996,358
135,109 Deluxe Corp. 3,293,957
164,682 Ennis, Inc. 3,926,019
237,384 Enviri Corp.* 2,805,879
328,800 Healthcare Services Group, Inc.* 3,758,184
31,887 Matthews International Corp.,
Class A 923,129
9,153 Pitney Bowes, Inc. 60,410
38,035 UniFirst Corp. 7,399,329
32,547,258
Communications Equipment – 0.9%
313,229 NetScout Systems, Inc.* 6,374,210
25,173 Viasat, Inc.* 508,998
291,989 Viavi Solutions, Inc.* 2,347,592
9,230,800
Construction & Engineering – 1.4%
19,501 Arcosa, Inc. 1,811,838
201,756 Great Lakes Dredge & Dock
Corp.* 1,902,559
32,112 Limbach Holdings, Inc.* 2,046,177
111,896 Primoris Services Corp. 6,318,767
13,610 Sterling Infrastructure, Inc.* 1,583,659
25,975 Tutor Perini Corp.* 646,518
14,309,518
Construction Materials – 0.8%
54,646 Knife River Corp.* 4,345,450

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Construction Materials – (continued)
95,903 Summit Materials, Inc., Class A* $ 4,006,827
8,352,277
Consumer Finance – 2.4%
15,797 Bread Financial Holdings, Inc. 862,200
83,876 Encore Capital Group, Inc.* 4,239,932
91,263 Enova International, Inc.* 7,891,512
261,884 Green Dot Corp., Class A* 2,503,611
18,722 LendingClub Corp.* 234,212
311,524 Navient Corp. 5,112,109
14,642 Nelnet, Inc., Class A 1,650,300
39,484 PRA Group, Inc.* 1,052,249
3,512 Regional Management Corp. 114,842
3,744 World Acceptance Corp.* 457,217
24,118,184
Consumer Staples Distribution & Retail – 0.3%
29,186 Natural Grocers by Vitamin
Cottage, Inc. 796,194
16,136 SpartanNash Co. 340,792
26,428 Weis Markets, Inc. 1,993,993
3,130,979
Containers & Packaging – 0.0%
20,058 TriMas Corp. 493,026
Distributors – 0.2%
41,298 A-Mark Precious Metals, Inc. 1,587,495
Diversified Consumer Services – 1.0%
143,786 Coursera, Inc.* 1,337,210
2,546 Graham Holdings Co., Class B 1,972,768
62,081 Strategic Education, Inc. 6,543,337
9,853,315
Diversified REITs – 1.1%
33,109 Alexander & Baldwin, Inc. REIT 652,578
233,480 American Assets Trust, Inc.
REIT 6,191,890
251,738 Armada Hoffler Properties, Inc.
REIT 2,990,648
10,073 Gladstone Commercial Corp.
REIT 151,599
111,540 NexPoint Diversified Real Estate
Trust REIT 706,048
10,692,763
Diversified Telecommunication Services – 1.3%
60,427 AST SpaceMobile, Inc.*
(a)
1,249,630
10,273 ATN International, Inc. 304,800
140,334 Liberty Latin America Ltd., Class
A (Puerto Rico)* 1,470,700
159,335 Liberty Latin America Ltd., Class
C (Puerto Rico)* 1,688,951
2,737,279 Lumen Technologies, Inc.* 8,622,429
16,470 Shenandoah Telecommunications
Co. 350,646
13,687,156
Shares Description Value
aa
Common Stocks – (continued)
Electric Utilities – 0.4%
81,643 Portland General Electric Co. $ 3,868,245
Electrical Equipment – 1.7%
146,831 Freyr Battery, Inc. (Norway)*
(a)
264,296
1,667,262 FuelCell Energy, Inc.*
(a)
844,301
482,517 Plug Power, Inc.*
(a)
1,191,817
13,485 Powell Industries, Inc. 2,476,250
206,142 Shoals Technologies Group, Inc.,
Class A* 1,339,923
219,524 Sunrun, Inc.* 3,848,256
159,249 Thermon Group Holdings, Inc.* 5,224,960
67,272 TPI Composites, Inc.*
(a)
286,579
23,289 Vicor Corp.* 980,700
16,457,082
Electronic Equipment, Instruments & Components – 3.3%
804 Badger Meter, Inc. 165,752
16,534 Bel Fuse, Inc., Class B 1,227,980
6,842 Belden, Inc. 634,185
96,332 Benchmark Electronics, Inc. 4,611,413
18,256 Fabrinet (Thailand)* 4,026,543
35,747 Itron, Inc.* 3,697,670
324,936 Knowles Corp.* 5,936,581
128,687 nLight, Inc.* 1,553,252
81,296 Sanmina Corp.* 6,124,028
146,644 TTM Technologies, Inc.* 2,841,961
73,973 Vishay Precision Group, Inc.* 2,536,534
33,355,899
Energy Equipment & Services – 1.8%
178,794 Borr Drilling Ltd. (Mexico)* 1,224,739
16,995 Diamond Offshore Drilling, Inc.* 279,058
132,617 Dril-Quip, Inc.* 2,296,926
92,782 Helix Energy Solutions Group,
Inc.* 1,094,827
35,795 Helmerich & Payne, Inc. 1,446,834
30,569 Kodiak Gas Services, Inc. 881,916
9,550 Nabors Industries Ltd.* 982,026
230,619 Oil States International, Inc.* 1,319,141
219,617 Patterson-UTI Energy, Inc. 2,413,591
64,570 ProPetro Holding Corp.* 619,226
53,287 SEACOR Marine Holdings, Inc.* 738,558
14,602 Tidewater, Inc.* 1,445,014
615,354 Transocean Ltd.* 3,562,900
18,304,756
Entertainment – 0.6%
162,632 AMC Entertainment Holdings,
Inc., Class A*
(a)
863,576
96,304 Madison Square Garden
Entertainment Corp.* 3,803,045
24,661 Marcus Corp. (The) 310,482
20,172 Sphere Entertainment Co.* 897,250
5,874,353
Financial Services – 2.6%
12,150 Alerus Financial Corp. 272,768
202,159 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 6,535,800
11,449 Enact Holdings, Inc. 389,610
43,153 Essent Group Ltd. 2,711,735

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
28,361 I3 Verticals, Inc., Class A* $ 695,128
86,493 Merchants Bancorp 3,892,185
26,131 Mr Cooper Group, Inc.* 2,348,654
8,173 NewtekOne, Inc. 114,340
93,018 NMI Holdings, Inc., Class A* 3,660,258
144,687 Pagseguro Digital Ltd., Class A
(Brazil)* 1,849,100
162,799 Payoneer Global, Inc.* 900,278
18,126 PennyMac Financial Services,
Inc. 1,778,523
147,352 Repay Holdings Corp.* 1,417,526
26,565,905
Food Products – 0.2%
283,632 Hain Celestial Group, Inc. (The)* 2,195,312
Gas Utilities – 0.2%
2,754 ONE Gas, Inc. 191,761
22,078 Southwest Gas Holdings, Inc. 1,637,305
1,829,066
Ground Transportation – 0.1%
88,717 Heartland Express, Inc. 1,150,659
Health Care Equipment & Supplies – 0.6%
31,030 AtriCure, Inc.* 669,317
11,522 Avanos Medical, Inc.* 275,606
215,810 Embecta Corp. 3,381,743
21,056 Nevro Corp.* 209,086
2,023 OmniAb, Inc. 12.5 Earnout*
(b)
—
2,023 OmniAb, Inc. 15.00 Earnout*
(b)
—
3,688 OrthoPediatrics Corp.* 113,517
83,779 Varex Imaging Corp.* 1,239,091
5,888,360
Health Care Providers & Services – 1.1%
2,618 Addus HomeCare Corp.* 317,720
421,469 Community Health Systems,
Inc.* 2,216,927
212,186 Enhabit, Inc.* 2,172,785
7,946 Fulgent Genetics, Inc.* 190,148
35,576 Hims & Hers Health, Inc.* 755,634
29,801 Joint Corp. (The)* 429,730
172,347 LifeStance Health Group, Inc.* 949,632
206,334 Pediatrix Medical Group, Inc.* 1,720,826
48,013 Pennant Group, Inc. (The)* 1,431,268
34,554 Surgery Partners, Inc.* 1,049,059
22,360 Viemed Healthcare, Inc.* 161,216
11,394,945
Health Care REITs – 0.3%
24,462 Diversified Healthcare Trust
REIT 81,703
5,859 Global Medical REIT, Inc. REIT 55,954
78,799 LTC Properties, Inc. REIT 2,813,912
2,951,569
Health Care Technology – 0.0%
57,486 Health Catalyst, Inc.* 423,672
Hotel & Resort REITs – 3.0%
183,305 Apple Hospitality REIT, Inc.
REIT 2,711,081
Shares Description Value
aa
Common Stocks – (continued)
Hotel & Resort REITs – (continued)
486,873 Chatham Lodging Trust REIT $ 4,279,614
624,507 RLJ Lodging Trust REIT 5,895,346
748,812 Service Properties Trust REIT 4,245,764
610,933 Summit Hotel Properties, Inc.
REIT 3,873,315
530,251 Sunstone Hotel Investors, Inc.
REIT 5,493,400
182,057 Xenia Hotels & Resorts, Inc.
REIT 2,526,951
29,025,471
Hotels, Restaurants & Leisure – 1.9%
47,066 BJ's Restaurants, Inc.* 1,486,344
19,076 Cracker Barrel Old Country
Store, Inc.
(a)
874,253
322,523 Denny’s Corp.* 2,373,769
14,302 Dine Brands Global, Inc. 512,584
87,471 El Pollo Loco Holdings, Inc.* 1,054,900
32,604 Golden Entertainment, Inc. 1,089,952
96,379 International Game Technology
PLC 2,262,015
16,207 Jack in the Box, Inc. 963,344
282,357 Life Time Group Holdings, Inc.* 5,864,555
22,573 Portillo's, Inc., Class A* 233,857
53,033 RCI Hospitality Holdings, Inc. 2,624,073
19,339,646
Household Durables – 3.2%
14,961 Beazer Homes USA, Inc.* 503,737
10,408 Century Communities, Inc. 1,089,822
22,790 Ethan Allen Interiors, Inc. 703,527
419,745 GoPro, Inc., Class A* 638,012
57,681 Green Brick Partners, Inc.* 4,219,365
5,278 Helen of Troy Ltd.* 311,983
9,498 Legacy Housing Corp.* 270,503
49,588 LGI Homes, Inc.* 5,706,091
58,067 M/I Homes, Inc.* 9,687,318
22,881 Meritage Homes Corp. 4,641,868
64,964 Taylor Morrison Home Corp.* 4,357,785
32,130,011
Independent Power and Renewable Electricity Producers – 0.1%
9,421 Ormat Technologies, Inc. 731,446
Industrial REITs – 0.8%
751,832 LXP Industrial Trust REIT 7,743,870
8,724 Plymouth Industrial REIT, Inc.
REIT 208,678
7,952,548
Insurance – 3.3%
145,472 Ambac Financial Group, Inc.* 1,918,776
28,023 American Coastal Insurance
Corp.* 342,161
242,546 CNO Financial Group, Inc. 8,455,154
58,097 Employers Holdings, Inc. 2,789,237
862,474 Genworth Financial, Inc., Class
A* 5,838,949
15,420 Horace Mann Educators Corp. 533,069
1,728 Investors Title Co. 367,787
269,340 James River Group Holdings Ltd. 2,327,098

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
105,156 Mercury General Corp. $ 6,295,690
10,637 Stewart Information Services
Corp. 752,036
142,850 Universal Insurance Holdings,
Inc. 2,829,858
32,449,815
Interactive Media & Services – 0.5%
6,891 Cars.com, Inc.* 142,092
551,209 fuboTV, Inc.* 804,765
17,216 QuinStreet, Inc.* 321,939
721,853 Vimeo, Inc.* 2,901,849
13,446 Ziff Davis, Inc.* 643,795
4,814,440
IT Services – 0.0%
98,681 Rackspace Technology, Inc.*
(a)
230,914
Leisure Products – 0.6%
32,228 Clarus Corp. 194,657
108,940 Funko, Inc., Class A* 1,088,311
77,711 Latham Group, Inc.* 282,868
39,602 Malibu Boats, Inc., Class A* 1,506,460
88,860 Peloton Interactive, Inc., Class
A* 316,342
42,083 Smith & Wesson Brands, Inc. 696,474
120,017 Topgolf Callaway Brands Corp.* 1,980,280
6,065,392
Life Sciences Tools & Services – 0.7%
388,925 Adaptive Biotechnologies Corp.* 1,769,609
70,643 Codexis, Inc.* 252,902
202,041 Cytek Biosciences, Inc.* 1,355,695
25,873 Maravai LifeSciences Holdings,
Inc., Class A* 251,744
128,655 MaxCyte, Inc.* 617,544
1,016,465 Pacific Biosciences of California,
Inc.*
(a)
2,093,918
41,450 Quanterix Corp.* 611,802
6,953,214
Machinery – 1.8%
244,193 3D Systems Corp.* 891,304
9,168 Astec Industries, Inc. 321,705
13,601 Columbus McKinnon Corp. 519,014
30,668 Douglas Dynamics, Inc. 886,612
10,005 ESCO Technologies, Inc. 1,230,215
6,698 Federal Signal Corp. 669,599
5,426 Gencor Industries, Inc.* 133,642
25,473 Gorman-Rupp Co. (The) 1,052,290
6,107 Helios Technologies, Inc. 280,617
224,554 Hillman Solutions Corp.* 2,279,223
153,793 Kennametal, Inc. 4,020,149
6,569 Mayville Engineering Co., Inc.* 125,534
35,422 Miller Industries, Inc. 2,406,571
26,943 Mueller Water Products, Inc.,
Class A 557,181
37,898 Proto Labs, Inc.* 1,319,608
27,443 Shyft Group, Inc. (The) 460,219
5,077 SPX Technologies, Inc.* 749,060
17,902,543
Shares Description Value
aa
Common Stocks – (continued)
Marine Transportation – 1.3%
271,393 Costamare, Inc. (Monaco) $ 4,022,044
45,514 Matson, Inc. 6,040,163
50,649 Pangaea Logistics Solutions Ltd. 367,712
599,332 Safe Bulkers, Inc. (Monaco) 3,032,620
13,462,539
Media – 1.5%
28,069 Boston Omaha Corp., Class A* 412,614
6,752 Cable One, Inc. 2,791,142
591,536 EW Scripps Co. (The), Class A* 2,224,175
614,315 Gray Television, Inc. 3,950,046
409,667 iHeartMedia, Inc., Class A* 729,207
46,888 John Wiley & Sons, Inc., Class A 2,238,902
40,104 PubMatic, Inc., Class A* 880,684
45,029 Thryv Holdings, Inc.* 877,165
188,543 WideOpenWest, Inc.* 1,027,559
15,131,494
Metals & Mining – 0.8%
3,904 Carpenter Technology Corp. 569,477
261,743 Coeur Mining, Inc.* 1,698,712
1,369 Commercial Metals Co. 82,277
948,545 Hecla Mining Co. 5,482,590
25,162 Novagold Resources, Inc.
(Canada)* 120,274
2,689 Warrior Met Coal, Inc. 185,837
8,139,167
Mortgage Real Estate Investment Trusts (REITs) – 2.1%
427,497 Arbor Realty Trust, Inc. REIT 5,771,210
284,572 BrightSpire Capital, Inc. REIT 1,630,598
104,184 Chimera Investment Corp. REIT 1,522,128
185,751 Invesco Mortgage Capital, Inc.
REIT 1,686,619
165,803 Ladder Capital Corp. REIT 1,989,636
58,199 MFA Financial, Inc. REIT 651,247
213,012 Orchid Island Capital, Inc. REIT 1,712,616
317,021 PennyMac Mortgage Investment
Trust REIT 4,365,379
190,689 TPG RE Finance Trust, Inc.
REIT 1,666,622
20,996,055
Multi-Utilities – 1.6%
188,411 Avista Corp. 7,381,943
138,672 Black Hills Corp. 8,188,582
15,570,525
Office REITs – 0.6%
260,327 Brandywine Realty Trust REIT 1,312,048
149,089 City Office REIT, Inc. REIT 901,989
54,091 COPT Defense Properties REIT 1,567,016
134,419 JBG SMITH Properties REIT 2,197,751
5,978,804
Oil, Gas & Consumable Fuels – 4.7%
84,790 Ardmore Shipping Corp.
(Ireland) 1,838,247
182,145 Berry Corp. 1,249,515
105,048 DHT Holdings, Inc. 1,234,314
90,521 Dorian LPG Ltd. 3,698,688
29,504 Energy Fuels, Inc.*
(a)
167,878

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
97,962 Excelerate Energy, Inc., Class A $ 1,971,975
68,539 Golar LNG Ltd. (Cameroon) 2,392,011
17,165 Green Plains, Inc.* 304,335
38,728 Kinetik Holdings, Inc. 1,606,437
123,614 Murphy Oil Corp. 5,115,147
1,243,382 Nordic American Tankers Ltd. 4,637,815
66,558 PBF Energy, Inc., Class A 2,712,239
44,152 Peabody Energy Corp. 980,616
70,627 Scorpio Tankers, Inc. (Monaco) 5,415,678
143,617 Sitio Royalties Corp., Class A 3,497,074
55,120 Talos Energy, Inc.* 652,621
460,347 Teekay Corp. (Bermuda)* 3,991,209
72,928 Teekay Tankers Ltd., Class A
(Canada) 4,772,408
6,192 Vital Energy, Inc.* 270,033
46,508,240
Paper & Forest Products – 0.2%
28,859 Sylvamo Corp. 2,127,197
Passenger Airlines – 0.3%
48,010 Allegiant Travel Co. 2,691,921
Pharmaceuticals – 0.3%
7,959 Ligand Pharmaceuticals, Inc.* 867,451
10,404 Phathom Pharmaceuticals,
Inc.*
(a)
122,976
7,265 Phibro Animal Health Corp.,
Class A 137,163
12,851 Pliant Therapeutics, Inc.* 183,898
47,871 Supernus Pharmaceuticals, Inc.* 1,427,513
17,173 Theravance Biopharma, Inc.* 173,619
2,912,620
Professional Services – 0.4%
37,265 Alight, Inc., Class A* 282,096
17,578 Asure Software, Inc.* 181,053
643,364 Conduent, Inc.* 2,624,925
6,565 IBEX Holdings Ltd.* 114,494
336,214 Planet Labs PBC* 853,984
4,056,552
Real Estate Management & Development – 1.1%
205,012 Anywhere Real Estate, Inc.* 967,657
125,880 Forestar Group, Inc.* 3,981,584
171,818 Kennedy-Wilson Holdings, Inc. 1,788,625
296,196 Newmark Group, Inc., Class A 3,844,624
10,582,490
Residential REITs – 1.5%
46,029 Apartment Investment and
Management Co., Class A REIT* 407,817
39,747 Centerspace REIT 2,775,533
145,333 Elme Communities REIT 2,392,181
47,322 Independence Realty Trust, Inc.
REIT 882,555
135,664 NexPoint Residential Trust, Inc.
REIT 5,927,160
150,009 UMH Properties, Inc. REIT 2,664,160
27,128 Veris Residential, Inc. REIT 426,181
15,475,587
Shares Description Value
aa
Common Stocks – (continued)
Retail REITs – 0.8%
197,855 Kite Realty Group Trust REIT $ 4,879,104
122,142 Macerich Co. (The) REIT 1,955,493
30,283 Tanger, Inc. REIT 875,179
7,709,776
Semiconductors & Semiconductor Equipment – 0.8%
10,548 Alpha & Omega Semiconductor
Ltd.* 436,687
19,129 Ambarella, Inc.* 1,006,951
51,646 Cohu, Inc.* 1,652,156
3,124 FormFactor, Inc.* 167,321
18,096 Ichor Holdings Ltd.* 615,264
104,153 Photronics, Inc.* 2,646,528
29,503 Semtech Corp.* 935,835
4,961 SMART Global Holdings, Inc.* 116,087
7,576,829
Software – 1.7%
113,637 ACI Worldwide, Inc.* 4,912,528
8,983 Alarm.com Holdings, Inc.* 633,751
12,876 Alkami Technology, Inc.* 421,432
65,464 Clear Secure, Inc., Class A 1,397,656
82,959 Consensus Cloud Solutions, Inc.* 1,767,027
25,660 Hut 8 Corp. (Canada)*
(a)
375,662
16,530 Marathon Digital Holdings, Inc.* 325,145
27,976 Olo, Inc., Class A* 133,725
126,265 Riot Platforms, Inc.* 1,286,640
165,219 SolarWinds Corp. 1,971,063
20,759 Terawulf, Inc.* 86,357
46,037 Verint Systems, Inc.* 1,663,777
175,357 Xperi, Inc.* 1,432,667
22,962 Zuora, Inc., Class A* 208,265
16,615,695
Specialized REITs – 0.2%
43,902 Four Corners Property Trust, Inc.
REIT 1,191,500
237,493 Uniti Group, Inc. REIT 911,973
2,103,473
Specialty Retail – 3.4%
15,340 Abercrombie & Fitch Co., Class
A* 2,262,343
72,796 American Eagle Outfitters, Inc. 1,605,152
40,292 America's Car-Mart, Inc.* 2,790,221
4,518 Asbury Automotive Group, Inc.* 1,216,336
45,562 Beyond, Inc.* 514,850
147,153 Foot Locker, Inc. 4,276,266
13,917 Group 1 Automotive, Inc. 5,089,725
9,115 Haverty Furniture Cos., Inc. 266,796
5,644 J Jill, Inc. 217,012
237,882 Leslie's, Inc.* 701,752
7,577 OneWater Marine, Inc., Class A* 187,000
115,885 Shoe Carnival, Inc. 4,921,636
32,707 Sleep Number Corp.* 385,943
21,884 Stitch Fix, Inc., Class A* 103,074
14,679 Winmark Corp. 5,807,600
132,677 Zumiez, Inc.* 3,372,649
33,718,355

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.1%
131,850 Eastman Kodak Co.* $ 766,049
Textiles, Apparel & Luxury Goods – 0.2%
281,175 Figs, Inc., Class A* 1,827,638
6,016 Movado Group, Inc. 155,814
1,983,452
Tobacco – 0.6%
486,092 Vector Group Ltd. 6,212,256
Trading Companies & Distributors – 0.9%
1,917 BlueLinx Holdings, Inc.* 231,171
223,174 DNOW, Inc.* 3,427,953
28,414 DXP Enterprises, Inc.* 1,555,951
216,044 MRC Global, Inc.* 3,128,317
13,328 Rush Enterprises, Inc., Class A 679,861
9,023,253
Water Utilities – 0.1%
23,857 Consolidated Water Co. Ltd. 693,284
6,060 SJW Group 367,297
1,060,581
Wireless Telecommunication Services – 0.5%
40,625 Spok Holdings, Inc. 622,781
167,568 Telephone and Data Systems,
Inc. 3,552,442
4,175,223
TOTAL COMMON STOCKS
(Cost $818,509,450)
969,198,005
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,317,514 5.220% $ 9,317,514
(Cost $9,317,514)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $827,826,964)
978,515,519
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
6,012,810 5.220% 6,012,810
(Cost $6,012,810)
TOTAL INVESTMENTS – 98.8%
(Cost $833,839,774)
$ 984,528,329
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
11,586,429
NET ASSETS – 100.0%
$ 996,114,758
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 2000 Index 211 09/20/24 $ 23,980,150 $ 1,277,899

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.7%
Aerospace & Defense – 2.6%
28,353 General Dynamics Corp. $ 8,469,325
17,138 Lockheed Martin Corp. 9,287,425
15,020 Northrop Grumman Corp. 7,274,486
21,173 Woodward, Inc. 3,302,776
28,334,012
Air Freight & Logistics – 1.0%
80,274 United Parcel Service, Inc.,
Class B 10,465,321
Automobile Components – 0.9%
80,791 Lear Corp. 9,859,734
Automobiles – 1.4%
62,616 Tesla, Inc.* 14,531,295
Banks – 0.4%
646 First Citizens BancShares, Inc.,
Class A 1,348,648
12,258 JPMorgan Chase & Co. 2,608,502
6,114 Prosperity Bancshares, Inc. 443,387
4,400,537
Biotechnology – 1.5%
78,405 Gilead Sciences, Inc. 5,963,484
22,980 Natera, Inc.* 2,352,922
3,272 Regeneron Pharmaceuticals,
Inc.* 3,531,110
9,397 Vertex Pharmaceuticals, Inc.* 4,658,281
16,505,797
Broadline Retail – 3.9%
222,821 Amazon.com, Inc.* 41,663,071
Capital Markets – 5.3%
28,194 Ameriprise Financial, Inc. 12,125,393
63,378 CME Group, Inc. 12,276,952
1,484 Coinbase Global, Inc., Class A* 332,950
69,502 Franklin Resources, Inc. 1,589,511
133,947 Morgan Stanley 13,824,670
34,935 Raymond James Financial, Inc. 4,052,460
47,917 Robinhood Markets, Inc., Class
A* 985,653
109,802 State Street Corp. 9,329,876
30,634 Stifel Financial Corp. 2,716,317
57,233,782
Chemicals – 3.2%
40,099 Corteva, Inc. 2,249,554
49,298 Ecolab, Inc. 11,372,555
18,632 Linde PLC 8,449,612
71,793 RPM International, Inc. 8,719,978
10,440 Sherwin-Williams Co. (The) 3,662,352
34,454,051
Shares Description Value
aa
Common Stocks – (continued)
Commercial Services & Supplies – 1.2%
17,496 Cintas Corp. $ 13,365,894
Communications Equipment – 0.1%
3,081 Motorola Solutions, Inc. 1,229,072
Construction & Engineering – 0.5%
15,377 Comfort Systems USA, Inc. 5,111,622
Consumer Finance – 1.1%
9,936 Ally Financial, Inc. 447,220
8,509 American Express Co. 2,153,117
58,752 Capital One Financial Corp. 8,895,053
13,699 Synchrony Financial 695,772
12,191,162
Consumer Staples Distribution & Retail – 3.0%
23,291 Costco Wholesale Corp. 19,145,202
84,409 Target Corp. 12,695,958
31,841,160
Diversified Consumer Services – 0.4%
8,790 Bright Horizons Family
Solutions, Inc.* 1,056,998
38,495 H&R Block, Inc. 2,230,400
12,803 Service Corp. International 1,023,088
4,310,486
Electric Utilities – 0.6%
27,050 Eversource Energy 1,755,816
257,730 PG&E Corp. 4,703,572
6,459,388
Electrical Equipment – 1.1%
67,129 AMETEK, Inc. 11,645,539
Electronic Equipment, Instruments & Components – 0.6%
59,138 Jabil, Inc. 6,663,078
Energy Equipment & Services – 0.0%
21,063 NOV, Inc. 438,532
Entertainment – 1.6%
27,386 Netflix, Inc.* 17,207,993
Financial Services – 4.8%
69,034 Berkshire Hathaway, Inc., Class
B* 30,271,409
9,036 Euronet Worldwide, Inc.* 921,582
86,111 Fiserv, Inc.* 14,085,176
24,671 Visa, Inc., Class A 6,554,345
51,832,512
Food Products – 0.1%
23,003 Darling Ingredients, Inc.* 913,909
Gas Utilities – 0.3%
23,854 Atmos Energy Corp. 3,050,450
Ground Transportation – 1.4%
26,476 Old Dominion Freight Line, Inc. 5,564,726
142,987 Uber Technologies, Inc.* 9,218,372
14,783,098

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 0.1%
8,129 Penumbra, Inc.* $ 1,358,275
Health Care Providers & Services – 3.2%
1,061 Elevance Health, Inc. 564,484
72,898 Quest Diagnostics, Inc. 10,373,385
37,617 Tenet Healthcare Corp.* 5,631,265
10,579 UnitedHealth Group, Inc. 6,095,197
55,595 Universal Health Services, Inc.,
Class B 11,883,987
34,548,318
Health Care REITs – 0.1%
44,677 Healthpeak Properties, Inc. REIT 974,852
7,842 Omega Healthcare Investors, Inc.
REIT 285,449
1,260,301
Hotel & Resort REITs – 0.6%
401,749 Park Hotels & Resorts, Inc. REIT 6,050,340
Hotels, Restaurants & Leisure – 1.3%
10,732 Boyd Gaming Corp. 653,257
628,253 Carnival Corp.* 10,466,695
2,316 Texas Roadhouse, Inc. 404,397
7,398 Wingstop, Inc. 2,765,964
14,290,313
Household Durables – 0.8%
45,846 D.R. Horton, Inc. 8,249,071
Household Products – 1.8%
121,337 Procter & Gamble Co. (The) 19,506,136
Industrial REITs – 0.2%
31,519 First Industrial Realty Trust, Inc.
REIT 1,724,720
Insurance – 2.3%
1,824 Kinsale Capital Group, Inc. 833,696
66,538 Progressive Corp. (The) 14,247,117
43,194 Travelers Cos., Inc. (The) 9,348,909
24,429,722
Interactive Media & Services – 6.7%
26,922 Alphabet, Inc., Class A 4,618,200
203,037 Alphabet, Inc., Class C 35,155,856
68,356 Meta Platforms, Inc., Class A 32,457,480
72,231,536
IT Services – 1.7%
21,603 Gartner, Inc.* 10,827,208
37,257 VeriSign, Inc.* 6,967,431
17,794,639
Leisure Products – 0.2%
30,679 Hasbro, Inc. 1,977,568
Life Sciences Tools & Services – 1.8%
53,003 IQVIA Holdings, Inc.* 13,050,929
17,495 Medpace Holdings, Inc.* 6,692,187
19,743,116
Machinery – 3.1%
51,960 Illinois Tool Works, Inc. 12,848,669
48,879 PACCAR, Inc. 4,822,402
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
20,566 Parker-Hannifin Corp. $ 11,540,816
28,331 Westinghouse Air Brake
Technologies Corp. 4,565,541
33,777,428
Media – 0.1%
130,136 Paramount Global, Class B
(a)
1,486,153
Oil, Gas & Consumable Fuels – 2.2%
28,472 Antero Midstream Corp. 408,858
23,211 Chord Energy Corp. 3,984,400
124,200 ConocoPhillips 13,811,040
98,936 Devon Energy Corp. 4,652,960
8,085 Exxon Mobil Corp. 958,800
23,816,058
Personal Care Products – 0.2%
11,222 elf Beauty, Inc.* 1,936,693
Pharmaceuticals – 5.0%
2,635 Bristol-Myers Squibb Co. 125,320
13,206 Eli Lilly & Co. 10,621,190
128,927 Johnson & Johnson 20,351,127
84,360 Merck & Co., Inc. 9,543,647
76,902 Pfizer, Inc. 2,348,587
57,105 Zoetis, Inc. 10,281,184
53,271,055
Professional Services – 0.3%
16,798 FTI Consulting, Inc.* 3,661,460
Residential REITs – 1.5%
57,229 AvalonBay Communities, Inc.
REIT 11,727,367
40,002 Camden Property Trust REIT 4,430,221
16,157,588
Semiconductors & Semiconductor Equipment – 8.6%
118,540 Broadcom, Inc. 19,047,007
2,393 KLA Corp. 1,969,607
520,136 NVIDIA Corp. 60,866,315
5,234 QUALCOMM, Inc. 947,092
49,469 Texas Instruments, Inc. 10,082,277
92,912,298
Software – 9.7%
6,997 Crowdstrike Holdings, Inc.,
Class A* 1,623,024
14,027 HubSpot, Inc.* 6,971,840
193,384 Microsoft Corp. 80,902,196
45,728 Nutanix, Inc., Class A* 2,309,721
80,055 Oracle Corp. 11,163,670
1,426 ServiceNow, Inc.* 1,161,320
104,131,771
Specialized REITs – 0.1%
9,359 Extra Space Storage, Inc. REIT 1,493,883
Specialty Retail – 1.6%
31,029 CarMax, Inc.* 2,620,089
2,191 Carvana Co.* 291,907
10,398 Lowe’s Cos., Inc. 2,552,813

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
82,817 Ross Stores, Inc. $ 11,861,879
17,326,688
Technology Hardware, Storage & Peripherals – 8.0%
387,621 Apple, Inc. 86,082,872
Textiles, Apparel & Luxury Goods – 0.4%
21,771 Ralph Lauren Corp. 3,822,770
Trading Companies & Distributors – 0.1%
6,939 Ferguson PLC 1,544,968
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $751,890,853)
1,063,077,235
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
1,187,950 5.220% 1,187,950
(Cost $1,187,950)
TOTAL INVESTMENTS – 98.8%
(Cost $753,078,803)
$ 1,064,265,185
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
12,940,350
NET ASSETS – 100.0%
$ 1,077,205,535
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
July 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Act of 1940 (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2024:
(a)
Large Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 1,263,831,631 $ — $ —
Investment Company 12,360,128 — —
Total
$ 1,276,191,759 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 290,255 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,078,491 $ — $ —
North America 377,305,703 — —
Securities Lending Reinvestment Vehicle 1,089,050 — —
Total
$ 379,473,244 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 445,818 $ — $ —
Asia 3,520,348 — —
Europe 5,704,838 — —
North America 426,336,872 — —
South America 1,069,878 — —
Securities Lending Reinvestment Vehicle 3,675,005 — —
Total
$ 440,752,759 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Small Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 84,963 $ — $ —
Asia 2,003,904 — —
Europe 811,954 — —
North America 122,751,732 — —
South America 187,304 — —
Investment Company 981,084 — —
Securities Lending Reinvestment Vehicle 920,420 — —
Total
$ 127,741,361 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 158,138 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,392,011 $ — $ —
Asia 4,026,543 — —
Europe 16,899,922 — —
North America 944,030,429 — —
South America 1,849,100 — —
Investment Company 9,317,514 — —
Securities Lending Reinvestment Vehicle 6,012,810 — —
Total
$ 984,528,329 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 1,277,899 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 1,063,077,235 $ — $ —
Securities Lending Reinvestment Vehicle 1,187,950 — —
Total
$ 1,064,265,185 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders..
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)